UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2007

Item 1. Reports to Stockholders

Fidelity®

Arizona Municipal
Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Arizona Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Fidelity Arizona Municipal Income Fund
Actual	$ 1,000.00	$ 1,028.50	$ 2.82
Hypothetical A	$ 1,000.00	$ 1,022.02	$ 2.81
Fidelity Arizona Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,015.70	$ 2.50
Hypothetical A	$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Arizona Municipal Income Fund	.56%
Fidelity Arizona Municipal Money Market Fund	.50%

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investment Changes

Top Five Sectors as of February 28, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Water & Sewer	21.5	23.8
Special Tax	17.4	18.5
General Obligations	16.2	18.2
Escrowed/Pre-Refunded	11.1	6.8
Health Care	10.5	9.8
Average Years to Maturity as of February 28, 2007
		6 months ago
Years	12.7	13.4
Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.
Duration as of February 28, 2007
6 months ago
Years	6.6	6.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
AAA 56.9%	AAA 60.7%
AA,A 28.5%	AA,A 27.8%
BBB 12.5%	BBB 8.6%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 1.1%	Not Rated 1.2%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 1.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount	Value
Arizona - 90.0%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Projs.) 5% 6/1/18 (AMBAC Insured)	$ 1,000,000	$ 1,086,210
5% 6/1/19 (AMBAC Insured)	1,140,000	1,236,433
Arizona Game & Fish Dept. & Commission (AGF Administration Bldg. Proj.) 5% 7/1/21	1,280,000	1,359,258
Arizona Health Facilities Auth. Rev. (Catholic Health Care West Proj.):
Series A, 6.125% 7/1/09	245,000	253,891
6.125% 7/1/09 (Escrowed to Maturity) (d)	105,000	105,842
Arizona School Facilities Board Ctfs. of Prtn.:
Series A2, 5% 9/1/18 (FGIC Insured)	1,000,000	1,080,340
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @ 100) (d)	1,000,000	1,102,640
Series C, 5% 9/1/11 (FSA Insured)	1,060,000	1,116,954
Arizona State Univ. Revs. 5% 7/1/26 (AMBAC Insured)	1,000,000	1,074,540
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Subseries B1, 6.15% 5/1/29 (c)	500,000	530,060
Arizona Tourism & Sports Auth. Tax Rev. 5.375% 7/1/21 (Pre-Refunded to 7/1/13 @ 100) (d)	3,000,000	3,289,650
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	2,525,000	2,706,068
5.25% 7/1/13	1,500,000	1,595,085
Chandler Gen. Oblig. 5.7% 7/1/15	75,000	80,455
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (b)(c)	1,000,000	1,016,710
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,514,492
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,208,138
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,385,670
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,920,713
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. 4.9% 4/1/19	1,025,000	1,042,292
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,110,491
5% 12/1/35	1,000,000	1,032,810
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5% 4/1/10	1,000,000	1,029,490
5% 4/1/12	1,470,000	1,535,459
5% 4/1/14	1,000,000	1,055,370
6.125% 4/1/18	85,000	86,833
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.): - continued
6.125% 4/1/18 (Pre-Refunded to 4/1/07 @ 102) (d)	$ 215,000	$ 219,661
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Health Care West Proj.):
5% 7/1/16	680,000	695,531
5% 7/1/16 (Pre-Refunded to 7/1/07 @ 100) (d)	50,000	50,226
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,051,860
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,028,290
Maricopa County School District #28 Kyrene Elementary Series C, 0% 1/1/10 (FGIC Insured)	1,425,000	1,277,826
Maricopa County Unified School District #48 Scottsdale:
Series A, 5% 7/1/18 (FGIC Insured)	1,000,000	1,086,370
7.4% 7/1/10	1,000,000	1,114,600
Maricopa County Unified School District #80 Chandler (2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	534,865
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	1,500,000	1,668,150
Mesa Util. Sys. Rev.:
5% 7/1/20 (FGIC Insured)	1,000,000	1,121,140
5% 7/1/24 (FGIC Insured)	3,000,000	3,400,410
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,131,070
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	1,150,000	1,233,433
Northern Arizona Univ. Sys. Rev.:
5.5% 6/1/23 (Pre-Refunded to 6/1/14 @ 100) (d)	530,000	591,136
5.5% 6/1/26 (Pre-Refunded to 6/1/14 @ 100) (d)	1,305,000	1,455,532
5.5% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (d)	1,500,000	1,673,025
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (c)	810,000	810,664
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27 (FGIC Insured) (c)	1,025,000	1,079,284
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (c)	1,160,000	1,192,155
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series A, 5% 7/1/30 (FGIC Insured)	1,000,000	1,067,220
(Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	560,000	587,334
5.5% 7/1/11	200,000	210,086
5.75% 7/1/15	675,000	713,232
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/12 (FGIC Insured)	$ 1,250,000	$ 1,342,038
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,072,980
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	770,000	819,419
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (FGIC Insured)	1,000,000	1,200,070
4.75% 7/1/27 (MBIA Insured)	1,020,000	1,065,563
5% 7/1/20 (MBIA Insured)	5,000,000	5,416,943
5% 7/1/29 (MBIA Insured)	1,000,000	1,071,600
5.5% 7/1/17 (FGIC Insured)	1,500,000	1,626,255
5.5% 7/1/20 (FGIC Insured)	1,500,000	1,627,005
Phoenix Gen. Oblig.:
Series A, 6.25% 7/1/17	1,000,000	1,208,470
Series B, 5.375% 7/1/20	1,060,000	1,147,132
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (d)	1,250,000	929,150
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	35,000	35,028
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	200,000	204,242
Pima County Unified School District #1 Tucson 7.5% 7/1/10 (FGIC Insured)	250,000	279,508
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.) Series A:
5.25% 10/1/12 (American Cap. Access Corp. Insured)	1,000,000	1,056,230
5.25% 10/1/13 (American Cap. Access Corp. Insured)	1,335,000	1,419,465
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A, 5% 1/1/35	1,500,000	1,607,040
Series A:
5% 1/1/37	2,000,000	2,141,200
5.25% 1/1/18	1,000,000	1,074,830
5.25% 1/1/19	1,615,000	1,734,365
Series B:
5% 1/1/20	1,500,000	1,592,340
5% 1/1/21	290,000	307,386
5% 1/1/31	1,080,000	1,135,544
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31 (Pre-Refunded to 12/1/11 @ 101) (d)	$ 250,000	$ 275,288
Sedona Excise Tax Rev. 5% 7/1/19 (MBIA Insured)	1,000,000	1,084,880
Tempe Gen. Oblig.:
5% 7/1/19	1,680,000	1,796,172
5.5% 7/1/17	1,035,000	1,157,710
Tempe Union High School District #213 7% 7/1/08 (FGIC Insured)	310,000	323,389
Tucson Ctfs. of Prtn. 5% 7/1/18 (MBIA Insured)	1,000,000	1,098,930
Tucson Gen. Oblig.:
Series 1995 A, 7.375% 7/1/11	1,000,000	1,144,620
5% 7/1/18 (FGIC Insured)	3,295,000	3,567,332
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,168,123
Series 1994 C, 7% 7/1/11 (FGIC Insured)	500,000	566,595
Series A, 7% 7/1/11 (MBIA Insured)	300,000	339,957
Tucson Wtr. Rev.:
Series A, 5% 7/1/11 (FGIC Insured)	1,410,000	1,480,218
5.5% 7/1/14	425,000	458,299
Univ. Med. Ctr. Corp. Hosp. Rev.:
5% 7/1/16	1,735,000	1,821,889
5.25% 7/1/11	310,000	323,721
5.25% 7/1/15	1,000,000	1,064,240
Univ. of Arizona Ctfs. of Prtn.:
Series B, 5% 6/1/31 (AMBAC Insured)	300,000	315,555
Series C, 5% 6/1/14 (AMBAC Insured)	600,000	647,916
Univ. of Arizona Univ. Revs.:
Series 2005 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,085,620
5.25% 6/1/13 (FSA Insured)	245,000	249,662
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4%, tender 6/1/10 (b)(c)	1,000,000	994,250
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to Maturity) (d)	265,000	269,900
		107,897,063
Guam - 0.6%
Guam Ed. Fing. Foundation Series A, 5% 10/1/12	500,000	527,550
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	145,000	155,991
		683,541
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 8.5%
Puerto Rico Commonwealth Gen. Oblig.:
Series 2003 A, 5.25% 7/1/14	$ 275,000	$ 295,449
Series A, 5.5% 7/1/18	700,000	790,727
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (d)	1,100,000	1,214,565
Series Y:
5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (d)	500,000	571,660
5.5% 7/1/36 (Pre-Refunded to 7/1/16 @ 100) (d)	165,000	188,648
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	773,962
Series L, 5.25% 7/1/38 (AMBAC Insured)	220,000	266,605
Series N, 5.25% 7/1/39 (FGIC Insured) (a)	1,000,000	1,206,930
5.75% 7/1/19 (FGIC Insured)	700,000	777,280
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	1,340,000	1,433,599
Series B, 5% 7/1/17	1,000,000	1,075,510
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25% 7/1/29 (FSA Insured)	200,000	212,142
Puerto Rico Govt. Dev. Bank:
Series B, 5% 12/1/12	500,000	528,010
Series C, 5.25% 1/1/15 (c)	500,000	536,045
Puerto Rico Pub. Bldg. Auth. Rev. Series G, 5.25% 7/1/13	315,000	335,399
		10,206,531
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $115,929,525)	118,787,135
NET OTHER ASSETS - 0.9%	1,087,989
NET ASSETS - 100%	$ 119,875,124
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
Water & Sewer	21.5%
Special Tax	17.4%
General Obligations	16.2%
Escrowed/Pre-Refunded	11.1%
Health Care	10.5%
Electric Utilities	8.1%
Education	6.1%
Others* (individually less than 5%)	9.1%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $115,929,525)		$ 118,787,135
Cash		1,326,630
Receivable for fund shares sold		10,672
Interest receivable		1,159,699
Other receivables		12,607
Total assets		121,296,743

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,174,790
Payable for fund shares redeemed	44,121
Distributions payable	148,285
Accrued management fee	54,402
Other affiliated payables	21
Total liabilities		1,421,619

Net Assets		$ 119,875,124
Net Assets consist of:
Paid in capital		$ 116,990,001
Undistributed net investment income		18,018
Accumulated undistributed net realized gain (loss) on investments		9,495
Net unrealized appreciation (depreciation) on investments		2,857,610
Net Assets, for 10,473,724 shares outstanding		$ 119,875,124
Net Asset Value, offering price and redemption price per share ($119,875,124 ÷ 10,473,724 shares)		$ 11.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Income Fund

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2007 (Unaudited)

Investment Income
Interest		$ 2,339,505

Expenses
Management fee	$ 312,786
Independent trustees' compensation	189
Miscellaneous	138
Total expenses before reductions	313,113
Expense reductions	(37,801)	275,312
Net investment income		2,064,193
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	181,854
Futures contracts	(1,655)
Total net realized gain (loss)		180,199
Change in net unrealized appreciation (depreciation) on investment securities		931,059
Net gain (loss)		1,111,258
Net increase (decrease) in net assets resulting from operations		$ 3,175,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,064,193	$ 3,756,627
Net realized gain (loss)	180,199	614,584
Change in net unrealized appreciation (depreciation)	931,059	(1,911,405)
Net increase (decrease) in net assets resulting from operations	3,175,451	2,459,806
Distributions to shareholders from net investment income	(2,061,727)	(3,750,345)
Distributions to shareholders from net realized gain	(536,754)	(444,779)
Total distributions	(2,598,481)	(4,195,124)
Share transactions Proceeds from sales of shares	19,357,635	34,578,412
Reinvestment of distributions	1,455,771	2,417,654
Cost of shares redeemed	(8,540,156)	(28,933,112)
Net increase (decrease) in net assets resulting from share transactions	12,273,250	8,062,954
Redemption fees	738	1,049
Total increase (decrease) in net assets	12,850,958	6,328,685

Net Assets
Beginning of period	107,024,166	100,695,481
End of period (including undistributed net investment income of $18,018 and undistributed net investment income of $15,552, respectively)	$ 119,875,124	$ 107,024,166
Other Information Shares
Sold	1,697,736	3,054,403
Issued in reinvestment of distributions	127,487	213,568
Redeemed	(748,824)	(2,557,580)
Net increase (decrease)	1,076,399	710,391

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2007	Years ended August 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.39	$ 11.59	$ 11.56	$ 11.32	$ 11.50	$ 11.26
Income from Investment Operations
Net investment income D	.207	.417	.417	.427	.435	.444 F
Net realized and unrealized gain (loss)	.115	(.149)	.087	.306	(.090)	.254 F
Total from investment operations	.322	.268	.504	.733	.345	.698
Distributions from net investment income	(.207)	(.417)	(.419)	(.427)	(.435)	(.443)
Distributions from net realized gain	(.055)	(.051)	(.055)	(.066)	(.090)	(.015)
Total distributions	(.262)	(.468)	(.474)	(.493)	(.525)	(.458)
Redemption fees added to paid in capital D, G	-	-	-	-	-	-
Net asset value, end of period	$ 11.45	$ 11.39	$ 11.59	$ 11.56	$ 11.32	$ 11.50
Total Return B, C	2.85%	2.41%	4.46%	6.58%	3.01%	6.38%
Ratios to Average Net Assets E
Expenses before reductions	.56% A	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.56% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.49% A	.50%	.50%	.53%	.52%	.48%
Net investment income	3.66% A	3.69%	3.62%	3.72%	3.77%	3.96% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,875	$ 107,024	$ 100,695	$ 78,289	$ 68,689	$ 66,105
Portfolio turnover rate	11% A	22%	13%	14%	19%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/07	% of fund's investments 8/31/06	% of fund's investments 2/28/06
0 - 30	97.0	93.8	92.0
31 - 90	1.5	0.6	1.6
91 - 180	1.5	0.0	2.8
181 - 397	0.0	5.6	3.6
Weighted Average Maturity
	2/28/07	8/31/06	2/28/06
Fidelity Arizona Municipal Money Market Fund	9 Days	9 Days	18 Days
All Tax Free Money Market Funds Average*	22 Days	25 Days	24 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
Variable Rate Demand Notes (VRDNs) 86.1%	Variable Rate Demand Notes (VRDNs) 90.0%
Commercial Paper (including CP Mode) 5.5%	Commercial Paper (including CP Mode) 4.7%
Tender Bonds 4.3%	Tender Bonds 4.7%
Other Investments 1.9%	Other Investments 0.9%
Net Other Assets 2.2%	Net Other Assets** (0.3)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.8%
	Principal Amount	Value
Arizona - 97.8%
Arizona Health Facilities Auth. Rev.:
(LaLoma Sr. Living Svcs., Inc. Proj.) 3.7%, LOC Citibank NA, VRDN (a)	$ 2,700,000	$ 2,700,000
(Royal Oaks Life Care Cmnty. Proj.) 3.65%, LOC LaSalle Bank NA, VRDN (a)	3,395,000	3,395,000
(Southwest Behavioral Health Svcs., Inc. Proj.) 3.58%, LOC JPMorgan Chase Bank, VRDN (a)	1,885,000	1,885,000
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN:
Series Putters 1298, 3.7% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,600,000	6,600,000
Series ROC II R4080, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(c)	8,875,000	8,875,000
Arizona School Facilities Board State School Impt. Rev. Participating VRDN Series MS 00 497, 3.69% (Liquidity Facility Morgan Stanley) (a)(c)	1,000,000	1,000,000
Arizona State Univ. Ctfs. of Prtn. Participating VRDN Series Putters 694, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	1,110,000	1,110,000
Arizona State Univ. Revs. Participating VRDN Series PT 2264, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,810,000	3,810,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series ROC II R2134, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,950,000	4,950,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,020,000	2,020,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 3.72%, LOC Bank of America NA, VRDN (a)(b)	2,615,000	2,615,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 3.79%, LOC Keybank Nat'l. Assoc., VRDN (a)(b)	2,050,000	2,050,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 3.6%, tender 3/1/07 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(b)	12,900,000	12,900,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 3.7%, LOC KBC Bank NV, VRDN (a)(b)	11,600,000	11,600,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 3.79%, LOC Keybank Nat'l. Assoc., VRDN (a)(b)	2,155,000	2,155,000
Glendale Indl. Dev. Auth. Edl. Facilities Rev. 3.56% 4/5/07, LOC Wells Fargo Bank NA, CP	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Greater Arizona Dev. Participating VRDN Series Munitops 2006 5, 3.7% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	$ 3,000,000	$ 3,000,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1988, 3.63% tender 3/12/07, CP mode (b)	1,600,000	1,600,000
(Clayton Homes, Inc. Proj.) Series 1998, 3.79%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 3.72%, LOC Fannie Mae, VRDN (a)(b)	3,299,675	3,299,675
(Ranchwood Apt. Proj.) Series 2001 A, 3.7%, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 3.73%, LOC Fannie Mae, VRDN (a)(b)	3,100,000	3,100,000
(San Clemente Apts. Proj.) 3.73%, LOC Fannie Mae, VRDN (a)(b)	2,700,000	2,700,000
(San Lucas Apts. Proj.) 3.73%, LOC Fannie Mae, VRDN (a)(b)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series A1, 3.68%, LOC Fannie Mae, VRDN (a)(b)	7,000,000	7,000,000
(San Miguel Apts. Proj.) 3.73%, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
(San Remo Apts. Proj.) 3.68%, LOC Fannie Mae, VRDN (a)(b)	7,400,000	7,400,000
(Village Square Apts. Proj.) 3.72%, LOC Fannie Mae, VRDN (a)(b)	1,600,000	1,600,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1165, 3.72% (Liquidity Facility Morgan Stanley) (a)(b)(c)	850,000	850,000
Phoenix & Pima County Participating VRDN:
Series 06 P55U, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,700,000	2,700,000
Series LB 06 P29U, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,600,000	2,600,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 3.61% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,265,000	1,265,000
Phoenix Civic Impt. Corp. District Rev. Participating VRDN:
Series Putters 1306, 3.71% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,020,000	3,020,000
Series PZ 113, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,930,000	4,930,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. District Rev. Participating VRDN: - continued
Series PZ 85, 3.72% (Liquidity Facility BNP Paribas SA) (a)(c)	$ 6,380,000	$ 6,380,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Bonds Series B, 4.5% 7/1/07 (MBIA Insured)	2,500,000	2,506,904
Participating VRDN:
Series EGL 03 28 Class A, 3.71% (Liquidity Facility Citibank NA) (a)(c)	1,300,000	1,300,000
Series PA 1373, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,700,000	1,700,000
Series Putters 1374, 3.7% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,375,000	11,375,000
Series 1995, 3.56%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	19,300,000	19,299,999
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Participating VRDN Series ROC II R6039, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,140,000	5,140,000
(Phoenix Wtr. Sys. Rev. Proj.) Series 2004 A, 3.55% (MBIA Insured), VRDN (a)	4,805,000	4,805,000
Series 2003 A, 3.67% 3/8/07, LOC Dexia Cr. Local de France, CP	5,000,000	5,000,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 3.71% (Liquidity Facility Citibank NA) (a)(c)	2,000,000	2,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Bell Square Apt. Proj.) Series 1995, 3.57%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
(Paradise Lakes Apt. Proj.) Series 1995, 3.57%, LOC Wachovia Bank NA, VRDN (a)	7,500,000	7,500,000
(Westward Ho Apts. Proj.) Series 2003 A, 3.75%, LOC Bank of America NA, VRDN (a)(b)	1,600,000	1,600,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 3.58%, LOC JPMorgan Chase Bank, VRDN (a)	1,900,000	1,900,000
(Independent Newspaper, Inc. Proj.) Series 2000, 3.82%, LOC Wachovia Bank NA, VRDN (a)(b)	800,000	800,000
(Laura Dozer Ctr. Proj.) 3.95%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
(Phoenix Expansion Proj.) 4%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,285,000	2,285,000
(Plastican Proj.) Series 1997, 3.58%, LOC Bank of America NA, VRDN (a)(b)	2,510,000	2,510,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.: - continued
(Swift Aviation Svcs., Inc. Proj.) 3.74%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	$ 5,160,000	$ 5,160,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A23, 3.61% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	95,000	95,000
Series MT 156, 3.74% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	1,420,000	1,420,000
Series MT 247, 3.73% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	1,520,000	1,520,000
Series MT 283, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,840,000	1,840,000
Series PT 3598, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,880,000	1,880,000
Pima County Indl. Dev. Auth. Indl. Rev.:
Participating VRDN Series LB 00 L21, 3.57% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	3,510,000	3,510,000
(Tucson Elec. Pwr. Co. Proj.) 3.55%, LOC Cr. Suisse Group, VRDN (a)	3,400,000	3,400,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River Point Proj.) Series 2001, 3.7%, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Rev.:
Bonds (Healthpartners of Southern Arizona Proj.) Series 1997 A, 5.3% 4/1/07 (MBIA Insured)	1,500,000	1,502,150
(Broadway Proper Congregate Proj.) Series 2000 A, 3.69%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	9,070,000	9,070,000
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series PA 1374, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	14,425,000	14,425,000
Series RF 06 2, 3.8% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	2,605,000	2,605,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 0141, 3.71% (Liquidity Facility Citibank NA) (a)(c)	16,500,000	16,500,000
Series EGL 06 14 Class A, 3.71% (Liquidity Facility Citibank NA) (a)(c)	2,400,000	2,400,000
Series PT 1512, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,200,000	1,200,000
Series ROC II R1002, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R1003, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(c)	$ 1,275,000	$ 1,275,000
Series 1997 A:
3.55% 3/9/07, CP	2,700,000	2,700,000
3.58% 3/8/07, CP	2,700,000	2,700,000
3.6% 3/2/07, CP	1,900,000	1,900,000
Scottsdale Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series ROC II R 578, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,200,000	5,200,000
Scottsdale Indl. Dev. Auth. Rev. Series 2001A, 3.7%, LOC JPMorgan Chase Bank, VRDN (a)	2,550,000	2,550,000
Tucson Wtr. Rev. Bonds 5% 7/1/07	1,825,000	1,833,454
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $296,517,182)		296,517,182
NET OTHER ASSETS - 2.2%		6,546,578
NET ASSETS - 100%		$ 303,063,760
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 18,196

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $296,517,182)		$ 296,517,182
Cash		14,803,097
Receivable for investments sold		3,700,000
Receivable for fund shares sold		6,841,566
Interest receivable		1,342,503
Distributions receivable from Fidelity Central Funds		1,434
Other receivables		61,302
Total assets		323,267,084

Liabilities
Payable for investments purchased	$ 14,482,520
Payable for fund shares redeemed	5,583,573
Distributions payable	14,353
Accrued management fee	122,841
Other affiliated payables	37
Total liabilities		20,203,324

Net Assets		$ 303,063,760
Net Assets consist of:
Paid in capital		$ 303,041,524
Undistributed net investment income		10,836
Accumulated undistributed net realized gain (loss) on investments		11,400
Net Assets, for 302,931,377 shares outstanding		$ 303,063,760
Net Asset Value, offering price and redemption price per share ($303,063,760 ÷ 302,931,377 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements - continued

Statement of Operations

	Six months ended February 28, 2007 (Unaudited)

Investment Income
Interest		$ 4,888,066
Income from Fidelity Central Funds		18,196
Total income		4,906,262

Expenses
Management fee	$ 702,230
Independent trustees' compensation	468
Total expenses before reductions	702,698
Expense reductions	(190,243)	512,455
Net investment income		4,393,807
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,379
Net increase in net assets resulting from operations		$ 4,398,186

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,393,807	$ 6,676,441
Net realized gain (loss)	4,379	10,788
Net increase in net assets resulting from operations	4,398,186	6,687,229
Distributions to shareholders from net investment income	(4,400,354)	(6,678,312)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	518,750,574	824,098,376
Reinvestment of distributions	4,326,447	6,581,701
Cost of shares redeemed	(487,748,718)	(780,770,826)
Net increase (decrease) in net assets and shares resulting from share transactions	35,328,303	49,909,251
Total increase (decrease) in net assets	35,326,135	49,918,168

Net Assets
Beginning of period	267,737,625	217,819,457
End of period (including undistributed net investment income of $10,836 and undistributed net investment income of $17,383, respectively)	$ 303,063,760	$ 267,737,625

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2007	Years ended August 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.027	.016	.006	.008	.013
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	.016	.027	.016	.006	.008	.013
Distributions from net investment income	(.016)	(.027)	(.016)	(.006)	(.008)	(.013)
Distributions from net realized gain	-	-	-	-	- G	-
Total distributions	(.016)	(.027)	(.016)	(.006)	(.008)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	1.57%	2.78%	1.60%	.60%	.86%	1.30%
Ratios to Average Net Assets E, F
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.37% A	.37%	.43%	.49%	.48%	.45%
Net investment income	3.15% A	2.77%	1.63%	.60%	.82%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 303,064	$ 267,738	$ 217,819	$ 156,955	$ 134,118	$ 132,208

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations,

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Arizona Municipal Income Fund	$ 115,905,549	$ 2,977,004	$ (95,418)	$ 2,881,586
Fidelity Arizona Municipal Money Market Fund	296,517,182	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The Income Fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the

Semiannual Report

4. Operating Policies - continued

Futures Contracts - continued

Income Funds' Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $18,512,138 and $5,832,261, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%	|
Fidelity Arizona Municipal Money Market Fund	.50%

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Arizona Municipal Income Fund	$ 138

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 37,801	|
Fidelity Arizona Municipal Money Market Fund	190,243

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

AZI/SPZ-USAN-0407
1.790941.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Municipal Money Market

Fund

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Actual	$ 1,000.00	$ 1,016.10	$ 2.20
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.61	$ 2.21

* Expenses are equal to the Fund's annualized expense ratio of .44%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/07	% of fund's investments 8/31/06	% of fund's investments 2/28/06
0 - 30	92.7	95.7	89.9
31 - 90	1.7	0.9	5.2
91 - 180	2.7	0.7	1.9
181 - 397	2.9	2.7	3.0
Weighted Average Maturity
	2/28/07	8/31/06	2/28/06
Fidelity Municipal Money Market	17 Days	18 Days	18 Days
All Tax-Free Money Market Funds Average*	22 Days	25 Days	24 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
Variable Rate Demand Notes (VRDNs) 79.1%	Variable Rate Demand Notes (VRDNs) 82.6%
Commercial Paper (including CP Mode) 5.4%	Commercial Paper (including CP Mode) 5.8%
Tender Bonds 2.0%	Tender Bonds 1.9%
Municipal Notes 3.9%	Municipal Notes 2.8%
Fidelity Municipal Cash Central Fund 3.7%	Fidelity Municipal Cash Central Fund 4.1%
Other Investments 0.4%	Other Investments 0.1%
Net Other Assets 5.5%	Net Other Assets 2.7%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 94.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.9%
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Cottage Hill Pointe Apts. Proj.) Series 2001 D, 3.75%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 7,325	$ 7,325
(Gazebo East Proj.) Series 1991 B, 3.91%, LOC Wachovia Bank NA, VRDN (c)	2,140	2,140
(Liberty Square Apts. Proj.) Series C, 3.75%, LOC Wachovia Bank NA, VRDN (c)(f)	8,400	8,400
(Sundown Apts. Proj.) Series 2000 E, 3.73%, LOC Regions Bank of Alabama, VRDN (c)(f)	6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A38, 3.61% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	10,420	10,420
Alabama Prt Auth. Docks Facilities Rev. Participating VRDN Series PT 3734, 3.72% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	8,615	8,615
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 3.74%, LOC Bank of America NA, VRDN (c)(f)	1,920	1,920
Birmingham Pub. Park & Recreation Board Lease Rev. (Barber Museum Proj.) 3.68%, LOC Regions Bank of Alabama, VRDN (c)	16,000	16,000
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN:
Series EGL 030007 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	4,875	4,875
Series EGL 02 6009 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	4,100	4,100
Series EGL 06 82 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	10,890	10,890
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	8,000	8,000
Cullman Med. Park South Med. Clinic Board Rev. Participating VRDN Series MT 121, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	23,020	23,020
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 3.59%, VRDN (c)(f)	17,000	17,000
Fultondale Indl. Dev. Board Indl. Dev. Rev. (Melsur Corp. Proj.) 3.8%, LOC Regions Bank of Alabama, VRDN (c)(f)	3,015	3,015
Huntsville Gen. Oblig. Participating VRDN Series PT 3239, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,250	5,250
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	8,200	8,200
Jefferson County Swr. Rev. Participating VRDN Series EGL 02 6016 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alabama - continued
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip. Proj.) Series 1996, 3.79%, LOC Keybank Nat'l. Assoc., VRDN (c)(f)	$ 930	$ 930
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 3.75%, LOC Bank of America NA, VRDN (c)(f)	1,050	1,050
Univ. of Alabama - Birmingham Participating VRDN Series PA 1412, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	10,000	10,000
		162,650
Alaska - 0.7%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series PA 1407, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	11,005	11,005
Series PT 3614, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	9,655	9,655
Series Putters 1020, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,975	4,975
Series Putters 1512, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	6,785	6,785
Alaska Hsg. Fin. Corp. Home Mtg. Participating VRDN:
Putters 1398, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	9,450	9,450
Series PT 3900, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	14,525	14,525
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN Series PT 862, 3.73% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	9,995	9,995
Alaska Intl. Arpts. Revs.:
Participating VRDN:
Series Merlots 99 I, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	7,500	7,500
Series PT 2061, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	9,560	9,560
Series ROC II R138, 3.72% (Liquidity Facility Citibank NA) (c)(f)(g)	8,015	8,015
Series 2006 C, 3.57% (MBIA Insured), VRDN (c)(f)	30,000	30,000
Alaska Muni. Bond Bank Auth. Participating VRDN:
Series PT 1986, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,750	5,750
Series PT 2343, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,745	5,745
		132,960
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - 1.7%
Arizona Health Facilities Auth. Rev. (LaLoma Sr. Living Svcs., Inc. Proj.) 3.7%, LOC Citibank NA, VRDN (c)	$ 11,300	$ 11,300
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series PT 2312, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,265	5,265
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1988, 3.63% tender 3/12/07, CP mode (f)	6,035	6,035
(Clayton Homes, Inc. Proj.) Series 1998, 3.79%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,200	4,200
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apt. Proj.) Series 2001 A, 3.7%, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(San Angelin Apts. Proj.) 3.73%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Lucas Apts. Proj.) 3.73%, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(San Martin Apts. Proj.) Series A2, 3.68%, LOC Fannie Mae, VRDN (c)(f)	4,300	4,300
(San Miguel Apts. Proj.) 3.73%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 3.7%, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
(Village Square Apts. Proj.) 3.72%, LOC Fannie Mae, VRDN (c)(f)	3,800	3,800
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1165, 3.72% (Liquidity Facility Morgan Stanley) (c)(f)(g)	7,000	7,000
Phoenix & Pima County Participating VRDN Series 06 P55U, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	7,800	7,800
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	3,355	3,355
Phoenix Civic Impt. Corp. District Rev. Participating VRDN:
Series Putters 1306, 3.71% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,270	4,270
Series PZ 85, 3.72% (Liquidity Facility BNP Paribas SA) (c)(g)	17,000	17,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 1995, 3.56%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	10,700	10,700
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,385	4,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 1,395	$ 1,395
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Bell Square Apt. Proj.) Series 1995, 3.57%, LOC Bank of America NA, VRDN (c)	6,000	6,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 3.82%, LOC Wachovia Bank NA, VRDN (c)(f)	795	795
(Plastican Proj.) Series 1997, 3.58%, LOC Bank of America NA, VRDN (c)(f)	2,770	2,770
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A23, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	230	230
Series MT 156, 3.74% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	5,420	5,420
Series MT 247, 3.73% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	43,360	43,360
Series MT 283, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	7,210	7,210
Series PT 3598, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,520	4,520
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 3.7%, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series PA 1374, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	34,840	34,840
Series RF 06 2, 3.8% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	6,966	6,966
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series 1997 A, 3.58% 3/8/07, CP	14,200	14,200
Series C, 3.72% 4/2/07, CP	14,000	14,000
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Corp. Proj.) 3.61% tender 4/5/07, CP mode	8,560	8,560
Tucson & Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PA 1375, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	50	50
		302,026
Arkansas - 0.9%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 3.74%, LOC Bank of America NA, VRDN (c)(f)	2,100	2,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arkansas - continued
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C, 3.8% (Liquidity Facility Bank of America NA) (c)(f)(g)	$ 3,425	$ 3,425
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 3.71%, LOC Fannie Mae, VRDN (c)(f)	8,000	8,000
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1139, 3.72% (Liquidity Facility Morgan Stanley) (c)(f)(g)	57,500	57,500
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.) Series 1992, 3.675%, LOC Fortis Banque SA, VRDN (c)(f)	9,500	9,500
Columbia County Solid Waste Disp. Rev. (Albemarle Corp. Proj.) Series 1999, 3.74%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 3.69%, LOC Credit Suisse Group, VRDN (c)(f)	77,900	77,900
Univ. of Arkansas Univ. Revs. Participating VRDN Series PT 1948, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,675	5,675
		169,600
California - 1.6%
Access to Lns. for Learning Student Ln. Corp. Rev. (Student Ln. Prog.):
Series 2001 II A1, 3.71%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	35,000	35,000
Series II A7, 3.71%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	13,350	13,350
Series II A9, 3.73%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	84,200	84,200
Series VA1, 3.73% (AMBAC Insured), VRDN (c)(f)	100,000	100,000
Series VA2, 3.71% (AMBAC Insured), VRDN (c)(f)	45,000	45,000
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN:
Series MT 208, 3.71% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(g)	10,480	10,480
Series MT 211, 3.71% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(g)	5,500	5,500
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) 4.05%, VRDN (c)(f)	6,800	6,800
		300,330
Colorado - 5.3%
Adams & Arapahoe Counties Joint School District #28J Aurora Participating VRDN Series PT 1771, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,805	5,805
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Adams County Hsg. Auth. (Semper Village Apartments Proj.) Series 2004 A, 3.72%, LOC Fannie Mae, VRDN (c)(f)	$ 7,250	$ 7,250
Arapaho County School District #6, Littleton Participating VRDN:
Series PT 1983, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	7,345	7,345
Series PT 1984, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,630	5,630
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 3.8%, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN:
Series PZ 82, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	35,315	35,315
Series TOC 06 Z2, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(g)	11,600	11,600
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 3.67%, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
(Catholic Health Initiatives Proj.):
Series B3, 3.52% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	800	800
Series B4, 3.52%, VRDN (c)	27,100	27,100
Colorado Hsg. & Fin. Auth. Participating VRDN:
Series FRRI 00 A3, 3.65% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(g)	100	100
Series FRRI 00 A4, 3.65% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(g)	615	615
Series FRRI L37J, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	6,210	6,210
Series FRRI L9, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	835	835
Series LB 03 L31J, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	5,735	5,735
Series LB 04 F12, 3.67% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	5,350	5,350
Series LB 04 F13, 3.67% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	6,655	6,655
Series LB 05 F4, 3.67% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	3,400	3,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth. Participating VRDN: - continued
Series Merlots 01 A20, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	$ 4,465	$ 4,465
Series PT 1373, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	1,785	1,785
Series Putters 120, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,580	1,580
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series ADG 1B3, 3.58% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(f)	57,445	57,445
Colorado State Gen. Fdg. Rev. TRAN 4.5% 6/27/07	18,000	18,049
Colorado Student Oblig. Auth.:
(Student Ln. Prog.) Series 1990 A, 3.55% (AMBAC Insured), VRDN (c)(f)	45,655	45,655
Series 1989 A, 3.55% (AMBAC Insured), VRDN (c)(f)	64,400	64,400
Dawson Ridge Metropolitan District #1 Participating VRDN Series Putters 1392, 3.71% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,440	8,440
Denver Arpt. Rev. Participating VRDN Series LB 07 P17, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	32,745	32,745
Denver City & County Arpt. Rev.:
Bonds Series A, 5.75% 11/15/07 (AMBAC Insured) (f)	3,320	3,370
Participating VRDN:
Series FRRI 01 F12, 3.62% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	5,000	5,000
Series LB 05 P2U, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	6,880	6,880
Series LB 06 P15U, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	7,535	7,535
Series Merlots 07 C10, 3.61% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	24,990	24,990
Series MT 372, 3.73% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(g)	8,355	8,355
Series PA 762, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,995	4,995
Series PA 763, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,995	4,995
Series PA 764R, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,995	4,995
Series PT 3899, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	9,995	9,995
Series PT 3904, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver City & County Arpt. Rev.: - continued
Participating VRDN:
Series PT 782, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	$ 5,515	$ 5,515
Series PT 920, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	1,500	1,500
Series RF 02 E14, 3.8% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	43,725	43,725
Series 2000 B, 3.58% (MBIA Insured), VRDN (c)(f)	181,900	181,900
Series 2000 C, 3.55% (MBIA Insured), VRDN (c)(f)	78,000	78,000
Denver City & County Gen. Oblig. Participating VRDN Series PT 2043, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,235	4,235
Denver City & County Spl. Facilities Arpt. Rev. (Worldport at DIA Proj.) Series A, 3.61%, LOC JPMorgan Chase Bank, VRDN (c)(f)	12,170	12,170
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series PZ 112, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,405	6,405
Series TOC 06 Z13, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(g)	13,860	13,860
El Paso County Single Family Mtg. Rev. Participating VRDN:
Series LB 06 P1U, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	4,795	4,795
Series LB 06 P28U, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	19,800	19,800
Series MS 1136, 3.72% (Liquidity Facility Morgan Stanley) (c)(f)(g)	750	750
Series Putters 1679, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	7,975	7,975
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 4.15%, LOC JPMorgan Chase Bank, VRDN (c)(f)	680	680
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 3.72%, LOC Fannie Mae, VRDN (c)(f)	16,000	16,000
(Timberleaf Apts. Proj.) 3.72%, LOC Fannie Mae, VRDN (c)(f)	13,850	13,850
Mountain Village County Hsg. Auth. Hsg. Rev. (Village Courts Apts. Proj.) Series 2000 A, 3.7%, LOC U.S. Bank NA, Minnesota, VRDN (c)	6,665	6,665
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 06 0152, 3.71% (Liquidity Facility Citibank NA) (c)(g)	32,000	32,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series EGL 7050046 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	$ 4,620	$ 4,620
Univ. of Colorado Hosp. Auth. Rev. Participating VRDN Series ROC II R 573CE, 3.7% (Liquidity Facility Citigroup, Inc.) (c)(g)	16,500	16,500
Weld County School District #6, Greely Participating VRDN Series PT 1918, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	7,665	7,665
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 3.8%, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		965,534
Connecticut - 0.0%
Connecticut Hsg. Fin. Auth. Participating VRDN Series MT 38, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	360	360
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 3.87%, VRDN (c)(f)	3,550	3,550
Series 1993 C, 3.73%, VRDN (c)	4,500	4,500
Series 1994, 3.87%, VRDN (c)(f)	20,700	20,700
Series 1999 A, 3.78%, VRDN (c)	6,730	6,730
Series 1999 B, 3.82%, VRDN (c)(f)	9,000	9,000
Delaware Hsg. Auth. Rev. Participating VRDN:
Series 03 L52J, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	8,140	8,140
Series FRRI 02 L8, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	4,100	4,100
Series Putter 1513, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	8,210	8,210
Series ROC II R359, 3.72% (Liquidity Facility Citibank NA) (c)(f)(g)	2,025	2,025
New Castle County Multi-Family Rent Hsg. Rev. (Fairfield English Village Proj.) 3.72%, LOC Fannie Mae, VRDN (c)(f)	8,500	8,500
		75,455
District Of Columbia - 3.0%
District of Columbia Gen. Oblig. Participating VRDN Series ROC II 99 10, 3.7% (Liquidity Facility Citibank NA) (c)(g)	5,905	5,905
District of Columbia Hsg. Fin. Agcy. Participating VRDN Series BNY 05 5, 3.77% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	29,850	29,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Trenton Park Apts. Proj.) Series 2001, 3.82%, LOC Bank of America NA, VRDN (c)(f)	$ 3,110	$ 3,110
(WDC I LP Dev. Proj.) Series 2000, 3.71%, LOC SunTrust Banks, Inc., VRDN (c)(f)	8,185	8,185
District of Columbia Hsg. Fin. Auth. Cap. Prog. Rev. Participating VRDN:
Series PT 2780, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,490	5,490
Series PT 3088, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	8,580	8,580
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 3.81%, LOC Branch Banking & Trust Co., VRDN (c)(f)	4,050	4,050
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	8,240	8,240
(Nat'l. Assoc. of Realtors Proj.) Series 2003 A, 3.57%, LOC SunTrust Banks, Inc., VRDN (c)(f)	7,500	7,500
District of Columbia Tax Increment Rev. Participating VRDN Series PT 1410, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,095	5,095
District of Columbia Wtr. & Swr. Auth. Participating VRDN Series EGL 98 5201, 3.71% (Liquidity Facility Citibank NA) (c)(g)	12,300	12,300
Metropolitan Washington DC Arpt. Auth. Gen. Arpt. Rev. Bonds Series B, 5.5% 10/1/07 (FGIC Insured) (f)	4,500	4,549
Metropolitan Washington DC Arpt. Auth. Sys. Rev.:
Participating VRDN:
Series EGL 06 0151, 3.73% (Liquidity Facility Citibank NA) (c)(f)(g)	9,400	9,400
Series EGL 06 8 Class A, 3.73% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(g)	9,325	9,325
Series EGL 06 9 Class A, 3.73% (Liquidity Facility Citibank NA) (c)(f)(g)	13,400	13,400
Series EGL 7050026 Class A, 3.73% (Liquidity Facility Citibank NA) (c)(f)(g)	5,750	5,750
Series EGL 720050023 Class A, 3.73% (Liquidity Facility Citibank NA) (c)(f)(g)	5,975	5,975
Series MS 06 1296, 3.72% (Liquidity Facility Morgan Stanley) (c)(f)(g)	5,500	5,500
Series MS 06 1635, 3.58% (Liquidity Facility DEPFA BANK PLC) (c)(f)(g)	22,125	22,125
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpt. Auth. Sys. Rev.: - continued
Participating VRDN:
Series MT 114, 3.73% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(g)	$ 5,990	$ 5,990
Series MT 13, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	8,245	8,245
Series PT 1991, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	3,220	3,220
Series PT 2672, 3.73% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	5,300	5,300
Series PT 689, 3.73% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(g)	5,870	5,870
Series Putters 1017, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,375	1,375
Series Putters 1691, 3.75% (Liquidity Facility Deutsche Postbank AG) (c)(f)(g)	23,280	23,280
Series ROC II R195, 3.72% (Liquidity Facility Citibank NA) (c)(f)(g)	5,995	5,995
Series Stars 130, 3.73% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	5,140	5,140
Series Stars 148, 3.73% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	8,830	8,830
Series TOC 05 MM, 3.72% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)(g)	15,000	15,000
Series TOC 06 D, 3.72% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)(g)	12,000	12,000
Series C, 3.57% (FSA Insured), VRDN (c)(f)	206,360	206,360
Metropolitan Washington DC Arpt. Participating VRDN:
Series LB 06 K87, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	24,275	24,275
Series LB 07 K6, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	30,300	30,300
Series MSTC 5022, 3.62% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(g)	5,000	5,000
		540,509
Florida - 3.8%
Brevard County Hsg. Fin. Auth.:
(Manatee Cove Apts. Proj.) 3.55%, LOC Citibank NA, VRDN (c)(f)	11,415	11,415
(Wickham Club Apts. Proj.) Series A, 3.56%, LOC Wachovia Bank NA, VRDN (c)(f)	7,405	7,405
Brevard County Hsg. Fin. Auth. Homeowner Mtg. Rev. Participating VRDN Series PT 1377, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	3,505	3,505
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary Apts Proj.) Series A, 3.7%, LOC Fannie Mae, VRDN (c)(f)	$ 16,230	$ 16,230
Citizens Property Ins. Corp. Bonds Series A, 5% 3/1/08 (MBIA Insured)	6,000	6,077
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(f)	10,405	10,405
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 17, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	13,794	13,794
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 3.8% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	5,050	5,050
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 00 902, 3.71% (Liquidity Facility Citibank NA) (c)(g)	5,000	5,000
Series EGL 7053013 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	8,000	8,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series PT 2036, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	7,580	7,580
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 3.7%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Lynn Lake Apts. Proj.) Series B1, 3.72%, LOC Freddie Mac, VRDN (c)(f)	10,100	10,100
(Mill Creek Apts. Proj.) 3.7%, LOC Fannie Mae, VRDN (c)(f)	14,200	14,200
(Pinnacle Grove Apts. Proj.) Series 2003 A, 3.7%, LOC Fannie Mae, VRDN (c)(f)	7,900	7,900
(Sterling Palms Apts. Proj.) Series F, 3.7%, LOC Fannie Mae, VRDN (c)(f)	14,170	14,170
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN Series MSTC 7028, 3.72% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(g)	10,940	10,940
(Riverside Apts. Proj.) Series 2000 1, 3.57%, LOC Bank of America NA, VRDN (c)(f)	8,000	8,000
(Valencia Village Apts. Proj.) Series G, 3.56%, LOC Fannie Mae, VRDN (c)(f)	11,755	11,755
(Waterford Pointe Apts. Proj.) Series 2000 E1, 3.7%, LOC Fannie Mae, VRDN (c)(f)	8,155	8,155
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2002 E, 3.57% (FSA Insured), VRDN (c)(f)	60,115	60,115
Highlands County Health Facilities Auth. Rev. Participating VRDN Series MT 378, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Aviation Auth. Rev.:
Participating VRDN Series PT 745, 3.73% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(g)	$ 2,500	$ 2,500
Series B, 3.63% 3/8/07, LOC Landesbank Baden-Wuert, CP (f)	37,300	37,300
3.59% (MBIA Insured), VRDN (c)(f)	14,500	14,500
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 3.69%, LOC SunTrust Banks, Inc., VRDN (c)(f)	7,300	7,300
(Hunters Run Apts. Proj.) Series 2002 A, 3.57%, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(Meridian Pointe Apts. Proj.) 3.55%, LOC Citibank NA, VRDN (c)(f)	13,200	13,200
(Morgan Creek Apts. Proj.) 3.7%, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
Hillsborough County Port District Participating VRDN Series PT 2571, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,335	4,335
Jacksonville Aviation Auth. Rev.:
Series B1, 3.57% (FSA Insured), VRDN (c)(f)	23,200	23,200
Series B2, 3.57% (FSA Insured), VRDN (c)(f)	4,775	4,775
3.57% (FGIC Insured), VRDN (c)(f)	10,400	10,400
Jacksonville Elec. Auth. Rev. Series C1, 3.58% 3/8/07 (Liquidity Facility JPMorgan Chase Bank), CP	33,090	33,090
Jacksonville Mayo Clinic Participating VRDN Series LB 07 K10, 3.6% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	11,215	11,215
Lee County Arpt. Rev. Participating VRDN:
Series PT 2269, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,125	4,125
Series ROC II R14, 3.71% (Liquidity Facility Citibank NA) (c)(f)(g)	6,870	6,870
Miami-Dade County Aviation Rev. Participating VRDN:
Series LB O5 L23, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	6,855	6,855
Series MT 345, 3.73% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(g)	11,950	11,950
Miami-Dade County Gen. Oblig. Participating VRDN Series EGL 06 90 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	9,900	9,900
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series PT 3642, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,945	6,945
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 2411, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	$ 17,660	$ 17,660
Orange County Hsg. Fin. Auth. Multi-family Rev. (West Point Villas Apt. Proj.) Series 2000 F, 3.7%, LOC Fannie Mae, VRDN (c)(f)	5,750	5,750
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 3.77%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	1,000	1,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 3.57%, LOC Fannie Mae, VRDN (c)(f)	3,700	3,700
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(f)	18,500	18,500
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series MT 66, 3.74% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	5,125	5,125
Series PT 2239, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,300	4,300
Series PT 993, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,580	4,580
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 3.57%, LOC Fannie Mae, VRDN (c)(f)	4,800	4,800
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 H2, 3.61% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	5,600	5,600
South Florida Wtr. Mg District Ctfs. Prtn. Participating VRDN Series Eagle 06 0136, 3.71% (Liquidity Facility Citibank NA) (c)(g)	19,730	19,730
Sunshine State Govt. Fing. Commission Rev.:
Series 1, 3.62% 3/2/07 (CIFG North America Insured) (AMBAC Insured), CP	63,500	63,500
3.73% 4/4/07 (CIFG North America Insured), CP (f)	9,700	9,700
Tampa Bay Wtr. Util. Sys. Rev. 3.72%, LOC Bank of America NA, VRDN (c)(f)	41,000	41,000
		697,301
Georgia - 4.5%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series EGL 7053030 Class A, 3.71% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	28,985	28,985
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Arpt. Rev. Participating VRDN:
Series Merlots 00 CCC, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	$ 5,000	$ 5,000
Series MS 00 313, 3.72% (Liquidity Facility Morgan Stanley) (c)(f)(g)	4,090	4,090
Series MS 06 1626X, 3.72% (Liquidity Facility Morgan Stanley) (c)(f)(g)	3,830	3,830
Series MT 11, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,960	5,960
Series MT 373, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,995	4,995
Series MT 43, 3.73% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	9,680	9,680
Series PT 901, 3.73% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	9,485	9,485
Atlanta Finl. Guarantee Ins. Co. Participating VRDN 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	6,920	6,920
Atlanta Hsg. Auth. Multi-family Rev. 3.57%, LOC SunTrust Banks, Inc., VRDN (c)(f)	8,100	8,100
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Big Bethel Village Proj.) 3.57%, LOC SunTrust Banks, Inc., VRDN (c)(f)	4,200	4,200
(Capitol Gateway Apts. Proj.) 3.76%, LOC Bank of America NA, VRDN (c)(f)	4,125	4,125
(Carver Redev. Proj.) Series 2000, 3.71%, LOC Fannie Mae, VRDN (c)(f)	4,115	4,115
(Collegetown at Harris Homes Phase I Proj.) 3.73%, LOC Fannie Mae, VRDN (c)(f)	3,765	3,765
(Peaks at West Atlanta Proj.) Series 2001, 3.57%, LOC SunTrust Banks, Inc., VRDN (c)(f)	4,815	4,815
Series A, 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	9,600	9,600
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series BA 02 A, 3.75% (Liquidity Facility Bank of America NA) (c)(g)	4,520	4,520
Series EGL 06 94 Class A, 3.71% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(g)	24,750	24,750
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek Envir. Proj.) 3.71%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,100	5,100
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	6,400	6,400
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 3.73%, LOC Regions Bank of Alabama, VRDN (c)(f)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Canton Hsg. Auth. Multi-family Hsg. Rev.: - continued
(Canton Mill Lofts Proj.) Series 1999, 3.78%, LOC Branch Banking & Trust Co., VRDN (c)(f)	$ 13,915	$ 13,915
Carrollton Hsg. Auth. Multifamily Rev. (Magnolia Lake Apartments Proj.) 3.57%, LOC SunTrust Banks, Inc., VRDN (c)(f)	11,740	11,740
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 3.67%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	83,800	83,800
Series 2000 C, 3.67%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	82,355	82,355
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) 3.57%, LOC SunTrust Banks, Inc., VRDN (c)(f)	6,090	6,090
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 3.56%, LOC Freddie Mac, VRDN (c)(f)	10,160	10,160
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 3.75%, LOC Comerica Bank, Detroit, VRDN (c)(f)	1,600	1,600
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Villas of Friendly Heights Proj.) Series 2001, 3.71%, LOC SunTrust Banks, Inc., VRDN (c)(f)	3,565	3,565
(Wesley Club Apts. Proj.) 3.57%, LOC SunTrust Banks, Inc., VRDN (c)(f)	8,500	8,500
Fulton County Hsg. Auth. Multi-family Hsg. Rev. (Walton Falls Apt. Proj.) Series 1999, 3.7%, LOC Wachovia Bank NA, VRDN (c)(f)	18,000	18,000
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev. (Spout Springs Wtr. LLC Proj.) 3.72%, LOC Bank of America NA, VRDN (c)(f)	10,300	10,300
George L Smith II World Congress Ctr. Auth. Rev. Participating VRDN Series MS 06 1634, 3.72% (Liquidity Facility Morgan Stanley) (c)(f)(g)	9,280	9,280
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN Series Merlots 06 B11, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	7,200	7,200
Georgia Muni. Elec. Auth. Series A, 3.68% 3/9/07, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, CP	41,955	41,955
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series PA 786, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,595	4,595
Georgia Port Auth. Rev.:
(Colonel's Island Term. Proj.) 3.71%, LOC SunTrust Banks, Inc., VRDN (c)(f)	2,800	2,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Port Auth. Rev.: - continued
(Mayor's Point Term. Proj.) Series 1992, 3.71%, LOC SunTrust Banks, Inc., VRDN (c)(f)	$ 1,100	$ 1,100
Gwinnett County Dev. Auth. Indl. Dev. Rev.:
(Curtis 1000, Inc. Proj.) Series 1996, 3.71%, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,260	6,260
3.62%, LOC SunTrust Banks, Inc., VRDN (c)(f)	3,600	3,600
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev.:
(Herrington Mill Apts. Proj.) 3.57%, LOC SunTrust Banks, Inc., VRDN (c)(f)	15,600	15,600
(Herrington Woods Apt. Proj.) Series 1996 A, 3.56%, LOC Fannie Mae, VRDN (c)(f)	12,935	12,935
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 3.71%, LOC Bank of America NA, VRDN (c)(f)	12,250	12,250
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 A, 3.71%, LOC SunTrust Banks, Inc., VRDN (c)(f)	2,095	2,095
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apts. Proj.) 3.75%, LOC Regions Bank of Alabama, VRDN (c)(f)	15,735	15,735
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 3.72%, LOC Bank of America NA, VRDN (c)(f)	3,300	3,300
Main Street Natural Gas, Inc. Participating VRDN:
Putters Merlots 07 C6, 3.57% (Liquidity Facility Bank of New York, New York) (c)(g)	58,500	58,500
Series PT 3825, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	21,210	21,210
Series PT 3885, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	1,000	1,000
Series PT 3886, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	28,760	28,760
Metropolitan Atlanta Rapid Transit Series 2004 A, 3.55% 3/12/07, LOC Dexia Cr. Local de France, CP	12,500	12,500
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.) 3.71%, LOC SunTrust Banks, Inc., VRDN (c)(f)	2,400	2,400
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 3.75%, LOC JPMorgan Chase Bank, VRDN (c)(f)	900	900
Roswell Hsg. Auth. Multi-family Hsg. Rev.:
(Park Ridge Apts. Proj.) 3.72%, LOC Fannie Mae, VRDN (c)(f)	8,200	8,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Roswell Hsg. Auth. Multi-family Hsg. Rev.: - continued
(Walton Centennial Proj.) Series A, 3.7%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 19,200	$ 19,200
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 3.71%, VRDN (c)(f)	21,500	21,500
(Kaolin Terminals, Inc. Proj.) 3.72%, LOC Bank of America NA, VRDN (c)(f)	27,971	27,971
Savannah Hsg. Auth. Multi-family Hsg. Rev.:
(Indigo Pointe Apts. Proj.) Series 2001 A, 3.71%, LOC SunTrust Banks, Inc., VRDN (c)(f)	3,500	3,500
(Live Oak Plantation Proj.) Series 2001 A1, 3.71%, LOC SunTrust Banks, Inc., VRDN (c)(f)	2,500	2,500
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 3.75%, LOC Regions Bank of Alabama, VRDN (c)(f)	12,790	12,790
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 3.73%, LOC Wachovia Bank NA, VRDN (c)(f)	19,000	19,000
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) Series 2000, 3.7%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,800	5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 3.57%, LOC SunTrust Banks, Inc., VRDN (c)(f)	15,000	15,000
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Peanut Co. Proj.) Series 1996 B, 3.71%, LOC SunTrust Banks, Inc., VRDN (c)(f)	3,000	3,000
		818,396
Hawaii - 0.6%
Hawaii Arpt. Participating VRDN Series LB 07 P21, 3.73% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	27,000	27,000
Hawaii Arpt. Sys. Rev. Participating VRDN:
Series PA 1238, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	1,695	1,695
Series PA 765, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,995	4,995
Series PT 3809, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	7,220	7,220
Series PT 3889, 3.73% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	11,365	11,365
Series ROC II R59, 3.72% (Liquidity Facility Citibank NA) (c)(f)(g)	7,495	7,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Arpts. Sys. Rev. Participating VRDN Series MSTC 01 147 Class A, 3.62% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(g)	$ 11,185	$ 11,185
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN:
Series PA 1062, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,370	6,370
Series PA 1224, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,670	4,670
Series PA 1244, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,000	5,000
Series PA 795R, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	8,900	8,900
Hawaii Gen. Oblig. Participating VRDN Series EGL 00 1101, 3.71% (Liquidity Facility Citibank NA) (c)(g)	6,470	6,470
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN Series Merlots 01 A15, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	410	410
		102,775
Idaho - 0.3%
Idaho Hsg. & Fin. Assoc.:
( Gen. Indenture Proj.) Series F, 3.58% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	17,500	17,500
Series 2003 D, 3.58% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	12,775	12,775
Series 2003 E, 3.58% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	11,975	11,975
Series D Class I, 3.58% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	18,900	18,900
		61,150
Illinois - 6.8%
Aurora Single Family Mtg. Rev. Participating VRDN Series MS 06 1543, 3.72% (Liquidity Facility Morgan Stanley) (c)(f)(g)	29,100	29,100
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 3.66%, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 3.6%, LOC JPMorgan Chase Bank, VRDN (c)(f)	35,725	35,725
Chicago Board of Ed. Participating VRDN:
Series EGL 01 1309, 3.71% (Liquidity Facility Citibank NA) (c)(g)	11,205	11,205
Series Merlots 01 A47, 3.56% (Liquidity Facility Bank of New York, New York) (c)(g)	6,065	6,065
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed. Participating VRDN: - continued
Series PT 2446, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 5,460	$ 5,460
Chicago Gen. Oblig. Participating VRDN:
Series EGL 00 1308, 3.71% (Liquidity Facility Citibank NA) (c)(g)	9,900	9,900
Series EGL 98 1302, 3.71% (Liquidity Facility Citibank NA) (c)(g)	11,600	11,600
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 3.81%, LOC Harris NA, VRDN (c)(f)	3,450	3,450
(MRC Polymers, Inc. Proj.) Series 2001, 3.71%, LOC LaSalle Bank NA, VRDN (c)(f)	5,361	5,361
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series BA 99 X2, 3.8% (Liquidity Facility Bank of America NA) (c)(f)(g)	32,670	32,670
Series BA 99 X1, 3.8% (Liquidity Facility Bank of America NA) (c)(f)(g)	14,995	14,995
Series Merlots 01 A85, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	5,675	5,675
Series MT 49, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,000	6,000
Series MT 53, 3.73% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	16,650	16,650
Series MT 59, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,145	6,145
Series PA 1198, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	15,425	15,425
Series PA 1199, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	7,000	7,000
Series PA 1200, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,250	2,250
Series PT 2345, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,580	2,580
Series PT 755, 3.73% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	7,000	7,000
Series PT 756, 3.73% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	7,990	7,990
Series PT 980, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	3,995	3,995
Series Putters 1364 Z, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,140	4,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN: - continued
Series Putters 250, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	$ 11,375	$ 11,375
Series Putters 253, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	9,995	9,995
Series Putters 368Z, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	10,850	10,850
Series Putters 370, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,995	4,995
Series Putters 383, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,495	7,495
Series Putters 670, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	7,330	7,330
Series Putters 845Z, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	14,640	14,640
Series ROC II R69, 3.72% (Liquidity Facility Citibank NA) (c)(f)(g)	18,070	18,070
Series ROC II R70, 3.72% (Liquidity Facility Citibank NA) (c)(f)(g)	5,670	5,670
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev.:
(Lufthansa German Airlines Proj.) Series 2001, 3.58%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	43,770	43,770
(O'Hare Tech Ctr. II LLC Proj.) 3.73%, LOC LaSalle Bank NA, VRDN (c)(f)	10,500	10,500
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN:
Series PA 473, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,195	4,195
Series PT 2041, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	7,730	7,730
Chicago Sales Tax Rev. 3.55% (FGIC Insured), VRDN (c)	12,000	12,000
Chicago Single Family Mtg. Rev. Participating VRDN:
Series FRRI 00 L12, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	390	390
Series FRRI 02 L24J, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	750	750
Series Merlots 00 A31, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	55	55
Chicago Wtr. Rev. Participating VRDN:
Series BA 02 E, 3.75% (Liquidity Facility Bank of America NA) (c)(g)	9,995	9,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev. Participating VRDN: - continued
Series Merlots 97 V, 3.56% (Liquidity Facility Wachovia Bank NA) (c)(g)	$ 8,280	$ 8,280
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 3.75%, LOC JPMorgan Chase Bank, VRDN (c)(f)	19,580	19,580
Cook County Gen. Oblig. Participating VRDN Series PA 591, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,300	5,300
Cook County School District # 162 Matteson Participating VRDN Series PT 3040, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,340	6,340
Cook County School District #135 Participating VRDN Series PT 3120, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,680	5,680
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 3.58%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,585	4,585
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 3.81%, LOC Harris NA, VRDN (c)(f)	3,350	3,350
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Corp. Proj.) Series 1997, 3.66% tender 4/5/07, CP mode (f)	23,325	23,325
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 3.77%, LOC Bank of America NA, VRDN (c)(f)	3,000	3,000
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 3.78%, LOC Harris NA, VRDN (c)(f)	1,462	1,462
(R&R Enterprises 2nd Proj.) Series 1999 A, 3.81%, LOC Harris NA, VRDN (c)(f)	4,345	4,345
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Uno-Ven Co. Proj.) Series 1994, 3.58%, LOC JPMorgan Chase Bank, VRDN (c)	2,900	2,900
Illinois Dev. Fin. Auth. Retirement Participating VRDN:
Series Putter 1567, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	13,645	13,645
Series Putter 1568, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	13,645	13,645
3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,430	6,430
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 3.71%, LOC HSBC Bank USA, VRDN (c)(f)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
3.72%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	23,000	23,000
Illinois Dev. Fin. Auth. Wtr. Facilities Rev. (Illinois American Wtr. Co. Proj.) 3.75% (MBIA Insured), VRDN (c)(f)	9,860	9,860
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Indl. Dev. Rev. (Bohler Uddeholm Corp. Proj.) 3.75%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	$ 10,000	$ 10,000
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 00 1304, 3.71% (Liquidity Facility Citibank NA) (c)(g)	9,100	9,100
Series EGL 02 1301 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	5,900	5,900
Series EGL 02 1304 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	5,040	5,040
Series EGL 02 6025 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	9,900	9,900
Series EGL 7053002 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	15,225	15,225
Series MSTC 01 148, 3.59% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	12,435	12,435
Series PT 2009, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,725	4,725
Series Putters 02 321, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	14,395	14,395
RAN 4.25% 6/7/07	298,900	299,398
Illinois Health Facilities Auth. Rev.:
Participating VRDN Series PA 848R, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,190	5,190
(Northwestern Memorial Hosp. Proj.) 3.55% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	10,185	10,185
Illinois Hsg. Dev. Auth. Rev. Participating VRDN Series LB 06 P38U, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	8,375	8,375
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 3.57%, LOC Wachovia Bank NA, VRDN (c)(f)	8,500	8,500
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series Merlots 01 A48, 3.56% (Liquidity Facility Bank of New York, New York) (c)(g)	8,865	8,865
Series Merlots 02 A23, 3.56% (Liquidity Facility Wachovia Bank NA) (c)(g)	11,715	11,715
Series SG 3, 3.73% (Liquidity Facility Societe Generale) (c)(g)	4,000	4,000
Series SGB 19, 3.7% (Liquidity Facility Societe Generale) (c)(g)	8,675	8,675
Illinois Sales Tax Rev. Participating VRDN:
Series EGL 00 1302, 3.71% (Liquidity Facility Citibank NA) (c)(g)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Sales Tax Rev. Participating VRDN: - continued
Series PT 1929, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 7,550	$ 7,550
Illinois Student Assistance Commission Student Ln. Rev.:
Series 1997 A, 3.58%, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,270	3,270
Series 1998 A, 3.58% (MBIA Insured), VRDN (c)(f)	550	550
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3.72% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,600	4,600
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 3.57%, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
McLean & Woodford Counties Cmnty. Unit School District #5 Participating VRDN Series PT 1989, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,395	5,395
Metropolitan Pier & Exposition Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 00 1306, 3.71% (Liquidity Facility Citibank NA) (c)(g)	10,520	10,520
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series EGL 02 6001 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	4,600	4,600
Series GS 06 6Z, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(g)	1,780	1,780
Series MSTC 266, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	15,280	15,280
Series Putters 269, 3.72% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,660	2,660
Series PZ 45, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,895	4,895
Series TOC 05 Z5, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(g)	16,040	16,040
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 3.81%, LOC Harris NA, VRDN (c)(f)	3,135	3,135
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 3.58%, LOC Fannie Mae, VRDN (c)(f)	10,630	10,630
Roaring Fork Muni. Prods. LLC Participating VRDN Series RF 05 12, 3.73% (Liquidity Facility Bank of New York, New York) (c)(g)	12,780	12,780
Rockford Indl. Dev. Rev. (Ringcan Corp. Proj.) Series 1998, 3.71%, LOC SunTrust Banks, Inc., VRDN (c)(f)	1,160	1,160
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 3.58%, LOC JPMorgan Chase Bank, VRDN (c)(f)	9,500	9,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Schaumburg Village Gen. Oblig. Participating VRDN Series EGL 06 81 Class A, 3.71% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	$ 18,675	$ 18,675
Springfield Pub. Util. Rev. Participating VRDN Series 06 53, 3.7% (Liquidity Facility ABN-AMRO Bank NV) (c)(g)	12,995	12,995
Will County Cmnty. Unit School District #365, Valley View Participating VRDN:
Series PZ 47, 3.72% (Liquidity Facility BNP Paribas SA) (c)(g)	10,380	10,380
Series TOC 05 Z13, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(g)	11,460	11,460
Will County Multi-family Hsg. Rev. (Sierena Dev. Proj.):
3.73%, LOC LaSalle Bank NA, VRDN (c)(f)	7,655	7,655
3.73%, LOC LaSalle Bank NA, VRDN (c)(f)	4,990	4,990
Winnebago County Gen. Oblig. Participating VRDN Series PT 2070, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,640	5,640
		1,248,501
Indiana - 2.7%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 3.71%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	5,710	5,710
Brownsburg 1999 School Bldg. Corp. Participating VRDN Series PT 3234, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,120	6,120
Carmel Wtrwks. Rev. BAN Series A, 4.5% 9/21/07	20,000	20,092
Clark Pleasant Cmnty. School Bldg. Corp. Participating VRDN Series PT 3103, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,970	5,970
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 3.71%, LOC SunTrust Banks, Inc., VRDN (c)(f)	6,750	6,750
Columbus Repair and Renovation School Bldg. Corp. Participating VRDN Series Putters 1079 B, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	7,130	7,130
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 3.77%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,800	2,800
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 3.72%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	7,919	7,919
Franklin Econ. Dev. Rev. (Pedcor Investments LP-Lakeview II Proj.) 3.7%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	1,999	1,999
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 3.6%, VRDN (c)(f)	19,500	19,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Ind. Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Participating VRDN Series PA 1423 R, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	$ 7,500	$ 7,500
Indiana Bond Bank RAN 4.25% 1/31/08, LOC Bank of New York, New York	34,200	34,382
Indiana Dev. Fin. Auth. Envir. Rev.:
(Mittal Steel Co. Proj.) 3.6%, LOC Bank of Montreal, VRDN (c)(f)	8,100	8,100
(PSI Energy Proj.) Series A, 3.55%, LOC Barclays Bank PLC, VRDN (c)(f)	39,000	39,000
(PSI Energy, Inc. Proj.) Series B, 3.58%, LOC Calyon, VRDN (c)(f)	21,000	21,000
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 3.87%, VRDN (c)(f)	7,000	7,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 3.72%, LOC JPMorgan Chase Bank, VRDN (c)(f)	6,250	6,250
Series 2002 B, 3.71%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,000	7,000
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hosp. Proj.) Series B, 3.73%, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Indiana Health Facility Fing. Auth. Rev. Participating VRDN Series PA 972, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	7,400	7,400
Indiana Hsg. & Cmnty. Dev. Auth.:
Participating VRDN Series CRVS 06 1013, 3.71% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	13,820	13,820
(Sf Mortgage Rev. Proj.) Series B-3, 3.7% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(f)	27,000	27,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 05 12, 3.74% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	11,802	11,802
Series Merlots 01 A2, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	885	885
Series Merlots 97 H, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	2,255	2,255
Series Putters 1204, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	5,435	5,435
Series ROC II R99, 3.72% (Liquidity Facility Citibank NA) (c)(f)(g)	3,035	3,035
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series ROC RR II R 529 PB, 3.7% (Liquidity Facility Deutsche Postbank AG) (c)(g)	$ 8,400	$ 8,400
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series PT 2262, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,135	5,135
Series PT 3249, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,670	5,670
Indianapolis Arpt. Auth. Participating VRDN Series MSTC 06 263 Class A, 3.62% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(g)	10,405	10,405
Indianapolis Arpt. Auth. Rev. Participating VRDN Series LB 05 L24, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	16,395	16,395
Indianapolis Econ. Dev. Multi-family Hsg. Rev. 3.7%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	9,845	9,845
Indianapolis Econ. Dev. Rev.:
(Pine Glen Apts. Proj.) 3.74%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,300	6,300
(US LLC Proj.) Series 1996, 4.15%, LOC JPMorgan Chase Bank, VRDN (c)(f)	300	300
Indianapolis Int'l. Arpt. Participating VRDN Series 06 34, 3.74% (Liquidity Facility ABN-AMRO Bank NV) (c)(f)(g)	9,520	9,520
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MT 150, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	7,170	7,170
Series MT 39, 3.73% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(g)	16,270	16,270
Series Putters 1154, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	14,170	14,170
Series Putters 1424, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	16,870	16,870
IPS Multi-School Bldg. Corp. Participating VRDN Series PT 2297, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,635	5,635
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 3.72%, LOC Bank of America NA, VRDN (c)(f)	9,435	9,435
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 3.95%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	600	600
Lawrence Econ. Dev. Rev. (Westminster Village North Proj.) 3.7%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	8,200	8,200
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.):
Series 1998 A, 3.57%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.): - continued
Series 1999 A, 3.57%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	$ 10,000	$ 10,000
Rockport Poll. Cont. Rev. (AK Steel Corp. Proj.) Series 1997 A, 3.57%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	10,000	10,000
Whitley County Ind. Econ. Dev. Rev. (Chromasource, Inc. Proj.) 3.77%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	3,700	3,700
		484,874
Iowa - 0.5%
Iowa Fin. Auth.:
Participating VRDN:
Series 2003 L21J, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	6,635	6,635
Series LB 04 L33J, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	10,605	10,605
Series 2003 F, 3.73% (Liquidity Facility Wells Fargo Bank NA), VRDN (c)(f)	11,385	11,385
Series 2005 C, 3.73% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	12,000	12,000
Iowa Fin. Auth. Single Family Rev.:
Participating VRDN:
Series BA 00 N, 3.8% (Liquidity Facility Bank of America NA) (c)(f)(g)	5,025	5,025
Series Putters 1205, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	8,325	8,325
Series ROC II R74, 3.72% (Liquidity Facility Citibank NA) (c)(f)(g)	2,545	2,545
(Mtg. Backed Securities Prog.) Series 2004 G, 3.71% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	15,500	15,500
Tobacco Settlement Auth. Tobacco Settlement Rev. Participating VRDN Series ROC II R456CE, 3.71% (Liquidity Facility Citibank NA) (c)(g)	11,770	11,770
		83,790
Kansas - 0.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 3.72%, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
City of Lawrence BAN Series 2006-I, 4.35% 10/1/07	12,245	12,304
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 3.71% (Liquidity Facility Citibank NA) (c)(g)	$ 5,000	$ 5,000
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 3.74%, LOC Fannie Mae, VRDN (c)(f)	7,800	7,800
		50,204
Kentucky - 1.8%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 3.75%, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
City of Madisonville (Trover Clinic Foundation, Inc. Proj.) 3.68%, VRDN (c)	19,250	19,250
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 3.6% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,770	4,770
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 3.6% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	65,650	65,650
Series 1993 B, 3.6% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 3.8%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	100	100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 4.15%, LOC JPMorgan Chase Bank, VRDN (c)(f)	900	900
Kenton County Arpt. Board Arpt. Rev. Participating VRDN:
Series FRRI 02 L15, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	5,475	5,475
Series PT 490, 3.73% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	6,245	6,245
Kenton County Arpt. Board Spl. Facilities Rev. Series A, 3.78% (Deutsche Post AG Guaranteed), VRDN (c)(f)	35,800	35,800
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 3.75%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Kentucky Higher Ed. Student Ln. Corp. Student Ln. Rev. Series 1991 E, 3.57% (AMBAC Insured), VRDN (c)(f)	29,150	29,150
Kentucky Hsg. Auth. Participating VRDN 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	8,740	8,740
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN:
Series 03 L49J, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	$ 2,865	$ 2,865
Series PA 1445, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	8,050	8,050
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series PT 2702, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	14,850	14,850
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 3.79%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	6,000	6,000
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 3.73%, LOC Wachovia Bank NA, VRDN (c)(f)	7,450	7,450
Louisville & Jefferson County Swr. District Rev. Participating VRDN Series EGL 99 1701, 3.71% (Liquidity Facility Citibank NA) (c)(g)	6,115	6,115
Louisville Reg'l. Arpt. Auth. Sys. Rev. Participating VRDN Series LB 05 P3U, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	11,345	11,345
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 3.61% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	15,100	15,100
Series 1984 B2, 3.61% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	9,830	9,830
Series 1984 B3, 3.61% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	8,320	8,320
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 3.8%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(f)	2,050	2,050
		325,755
Louisiana - 2.2%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN:
Series MS 973, 3.75% (Liquidity Facility Morgan Stanley) (c)(f)(g)	56,475	56,475
Series MS 996, 3.75% (Liquidity Facility Morgan Stanley) (c)(f)(g)	7,315	7,315
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series ROC II R4038, 3.73% (Liquidity Facility Citigroup, Inc.) (c)(g)	8,080	8,080
Iberville Parish Rev. (Dow Chemical Co. Proj.) Series 1999, 3.78%, VRDN (c)(f)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Lafayette Utils. Rev. Participating VRDN Series PT 2323, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 5,205	$ 5,205
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 3.66% (ConocoPhillips Guaranteed), VRDN (c)(f)	24,000	24,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 06 0129, 3.71% (Liquidity Facility Citibank NA) (c)(g)	27,225	27,225
Series EGL 06 0137, 3.71% (Liquidity Facility Citibank NA) (c)(g)	11,550	11,550
Series EGL 06 73 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	9,900	9,900
Series EGL 7050038 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	4,350	4,350
Louisiana Gen. Oblig. Bonds Series MT 158, 3.63%, tender 3/15/07 (Liquidity Facility BNP Paribas SA) (c)(g)(h)	20,920	20,920
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series LB 99 A52, 3.68% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(g)	1,805	1,805
Series MS 1224, 3.73% (Liquidity Facility Morgan Stanley) (c)(f)(g)	28,700	28,700
Participating VRDN Series Clipper 05 11, 3.8% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	4,018	4,018
Louisiana Office Facilities Lease Rev. Participating VRDN Series PT 2031, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,785	5,785
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Participating VRDN:
Series EGL 06 84 Class A, 3.71% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	34,985	34,985
Series Putters 1304 T, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	20,900	20,900
New Orleans Aviation Board Rev. Series 1997 A, 3.62% (MBIA Insured), VRDN (c)(f)	18,745	18,745
New Orleans Gen. Oblig. Participating VRDN Series EGL 00 1801, 3.74% (Liquidity Facility Citibank NA) (c)(g)	5,790	5,790
Port New Orleans Board Commerce Rev. 3.71%, LOC BNP Paribas SA, VRDN (c)(f)	9,855	9,855
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 3.6%, LOC Wachovia Bank NA, VRDN (c)(f)	12,600	12,600
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 3.78%, VRDN (c)(f)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.): - continued
Series 1994 A, 3.78%, VRDN (c)(f)	$ 14,700	$ 14,700
Series 1994 B, 3.73%, VRDN (c)	9,900	9,900
Series 1995, 3.78%, VRDN (c)(f)	43,600	43,600
		408,903
Maine - 0.8%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 3.72%, LOC Bank of America NA, VRDN (c)(f)	12,500	12,500
Maine Hsg. Auth. Participating VRDN Series MSTC 7029, 3.72% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(g)	9,690	9,690
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series MT 184, 3.74% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	1,680	1,680
Series MT 185, 3.74% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	4,690	4,690
Series MT 207, 3.74% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	1,380	1,380
Series MT 275, 3.74% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	3,560	3,560
Series MT 375, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,340	6,340
Maine Hsg. Auth. Mtg. Purchase Rev.:
Bonds:
(Maine Gen. Mortgage Proj.) Series 2006 H, 3.62%, tender 12/17/07 (c)(f)	22,800	22,800
Series F, 3.65%, tender 9/14/07 (c)(f)	35,000	35,000
Participating VRDN Series BA 99 P, 3.8% (Liquidity Facility Bank of America NA) (c)(f)(g)	11,390	11,390
Series 2003 E2, 3.73% (AMBAC Insured), VRDN (c)(f)	13,515	13,515
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 3.57%, LOC Fannie Mae, VRDN (c)(f)	19,800	19,800
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 3.6%, LOC Bank of America NA, VRDN (c)(f)	9,000	9,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	2,000	2,000
		153,345
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - 1.7%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 3.75% tender 3/8/07, LOC Wachovia Bank NA, CP mode (f)	$ 35,000	$ 35,000
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 85, 3.78% tender 3/5/07, LOC Wachovia Bank NA, CP mode	48,000	48,000
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 3.58%, LOC BNP Paribas SA, VRDN (c)	6,100	6,100
Baltimore County Gen. Oblig.:
(Notre Dame Preparatory School Proj.) 3.7%, LOC Manufacturers & Traders Trust Co., VRDN (c)	6,750	6,750
Series 1995, 3.62% 3/7/07, CP	13,000	13,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 85, 3.72% tender 3/5/07, LOC Wachovia Bank NA, CP mode	17,500	17,500
Baltimore Rev. Participating VRDN Series SGA 20, 3.59% (Liquidity Facility Societe Generale) (c)(g)	13,900	13,900
Maryland Cmnty. Dev. Administration Participating VRDN Series MSTC 7027, 3.72% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(g)	4,800	4,800
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
Bonds Series N, 3.72% 9/12/07 (f)	21,000	21,000
Participating VRDN:
Series LB 04 L24, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	9,845	9,845
Series LB 04 L59J, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	6,170	6,170
Series LB 04 L75J, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	8,535	8,535
Series MT 160, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	2,480	2,480
Series MT 311, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	8,500	8,500
Series PA 1432, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,550	5,550
Series PT 3188, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	1,325	1,325
Series Putters 1206, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	8,000	8,000
Series Putters 1515, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	3,000	3,000
(Barrington Apts. Proj.) Series A, 3.7%, LOC Fannie Mae, VRDN (c)(f)	11,400	11,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II LLC Proj.) 3.71%, LOC SunTrust Banks, Inc., VRDN (c)(f)	$ 1,600	$ 1,600
Maryland Econ. Dev. Corp. Lease Rev. Participating VRDN Series Floaters L9J, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	21,675	21,675
Maryland Energy Fing. Administration Ltd. Oblig. Rev. (Comfort Link Proj.) 3.57%, LOC SunTrust Banks, Inc., VRDN (c)(f)	15,000	15,000
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN:
Series LB 04 5, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	2,100	2,100
Series MT 313, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,955	6,955
Series MT 314, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,545	6,545
Series MT 88, 3.73% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	6,070	6,070
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Participating VRDN:
Series PT 766, 3.73% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	7,735	7,735
Series PT 842, 3.73% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(g)	9,995	9,995
		308,530
Michigan - 1.9%
Detroit City School District Participating VRDN Series BA 02 H, 3.73% (Liquidity Facility Bank of America NA) (c)(g)	4,620	4,620
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	7,365	7,365
Series GS 06 100 TP, 3.7% (Liquidity Facility DEPFA BANK PLC) (c)(g)	23,495	23,495
Series PT 3755, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	23,500	23,500
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Putters 200, 3.72% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,100	4,100
Series Putters 345, 3.72% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,495	8,495
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 3.71% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(g)	12,520	12,520
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 995	$ 995
Michigan Bldg. Auth. Rev. Participating VRDN:
Series EGL 06 0113, 3.71% (Liquidity Facility Citibank NA) (c)(g)	8,080	8,080
Series PZ 119, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	12,660	12,660
Michigan Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series PT 732, 3.71% (Liquidity Facility Svenska Handelsbanken AB) (c)(g)	4,300	4,300
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lexington Place Apts. Proj.) Series 1999 A, 3.7%, LOC Bank of America NA, VRDN (c)(f)	7,520	7,520
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2000 A, 3.55% (MBIA Insured), VRDN (c)(f)	39,320	39,320
Series 2002 A, 3.69% (MBIA Insured), VRDN (c)(f)	24,915	24,915
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 1999 B2, 3.58% (MBIA Insured), VRDN (c)(f)	4,400	4,400
Series 2002 A, 3.58% (MBIA Insured), VRDN (c)(f)	3,800	3,800
Series B, 3.61% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(f)	12,800	12,800
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series BA 02 F, 3.73% (Liquidity Facility Bank of America NA) (c)(g)	4,995	4,995
Series EGL 00 2201, 3.71% (Liquidity Facility Citibank NA) (c)(g)	16,110	16,110
RAN Series B2, 4.5% 8/20/07, LOC Bank of Nova Scotia, New York Agcy.	52,300	52,515
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Dow Chemical Co. Proj.) 3.62%, VRDN (c)	4,700	4,700
(Fintex LLC Proj.) Series 2000, 3.81%, LOC Comerica Bank, Detroit, VRDN (c)(f)	1,100	1,100
(Majestic Ind., Inc. Proj.) 3.81%, LOC Comerica Bank, Detroit, VRDN (c)(f)	1,500	1,500
(YMCA Metropolitan Lansing Proj.) 3.73%, LOC LaSalle Bank Midwest NA, VRDN (c)	9,775	9,775
Michigan Sumitomo Bank Participating VRDN Series BNY 02 3, 3.72% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	1,500	1,500
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series EGL 07 0017, 3.72% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(g)	11,300	11,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Wayne County Arpt. Auth. Rev. Participating VRDN: - continued
Series MT 203, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	$ 16,125	$ 16,125
Series Putters 2667, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	18,320	18,320
Series Putters 836, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	7,570	7,570
		348,395
Minnesota - 1.4%
Anoka County Solid Waste Disp. Rev. Bonds (Nat'l. Rural Utils. Proj.) Series 88 A, 3.7% tender 3/6/07 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode (f)	1,800	1,800
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev.:
(Brentwood Hills Apts. Proj.) Series A, 3.74%, LOC LaSalle Bank NA, VRDN (c)(f)	7,195	7,195
(Regatta Commons Proj.) Series A, 3.74%, LOC LaSalle Bank NA, VRDN (c)(f)	3,100	3,100
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN:
Series MT 60, 3.74% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	7,360	7,360
Series MT 61, 3.74% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	13,450	13,450
Series PT 2816, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,880	2,880
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 3.74%, LOC Fannie Mae, VRDN (c)(f)	4,325	4,325
Farmington Ind. School District #192 Participating VRDN Series EGL 7050030 Class A, 3.71% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	23,380	23,380
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 3.74%, LOC Fannie Mae, VRDN (c)(f)	5,600	5,600
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN:
Series MT 118, 3.74% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	13,440	13,440
Series MT 120, 3.73% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	7,260	7,260
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series PT 1457, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,115	5,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN: - continued
Series PT 1459, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	$ 5,575	$ 5,575
Series PT 2844, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	7,400	7,400
Series PT 735, 3.73% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	5,225	5,225
Minneapolis & St. Paul Metropolitan Arpt. Participating VRDN Series MSTC 292, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	18,000	18,000
Minnesota Hsg. Fin. Agcy.:
Bonds (Minnesota Residential Hsg. Fin. Proj.):
Series B, 3.7% 3/4/08 (b)(f)	15,500	15,500
Series P, 3.58%, tender 11/29/07 (c)(f)	26,000	26,000
Series R, 3.58%, tender 11/29/07 (c)(f)	11,500	11,500
Participating VRDN:
Series LB 03 L28J, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	5,600	5,600
Series LB 04 L23, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	5,915	5,915
Series LB 06 K23, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	5,000	5,000
Series Merlots 01 B3, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	1,485	1,485
Series Putters 1207, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	6,110	6,110
(Minnesota Residential Hsg. Fin. Proj.) Series I, 3.73% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	38,950	38,950
		247,165
Mississippi - 0.6%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 3.57%, VRDN (c)(f)	18,100	18,100
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 3.73%, LOC JPMorgan Chase Bank, VRDN (c)(f)	20,300	20,300
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.57%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series PT 3240, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	17,830	17,830
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 3.71% (Liquidity Facility Citibank NA) (c)(g)	$ 10,900	$ 10,900
Series Putters 138, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	11,910	11,910
Mississippi Home Corp. Multi-family Hsg. Rev.:
(Bristol Park Apts. Proj.) Series 2001 1, 3.75%, LOC Wachovia Bank NA, VRDN (c)(f)	8,200	8,200
(Cambridge Park Apts. Proj.) Series 2001 3, 3.75%, LOC Wachovia Bank NA, VRDN (c)(f)	9,670	9,670
(Colony Park Apts. Proj.) Series 1998 I, 3.75%, LOC Regions Bank of Alabama, VRDN (c)(f)	8,000	8,000
Mississippi Home Corp. Single Family Rev. Participating VRDN Series PT 1446, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	1,210	1,210
		111,120
Missouri - 1.9%
Clay County Pub. School District Participating VRDN Series PT 2195, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,025	6,025
Curators of the Univ. of Missouri RAN (Univ. of Missouri Univ. Revs. Proj.) Series FY, 4.5% 6/29/07	15,000	15,041
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 3.72%, LOC Fannie Mae, VRDN (c)(f)	13,000	13,000
Kansas City Ind. Dev. Auth. Multi-family Hsg. Rev. (Orchards Apts. Proj.) 3.72%, LOC Fannie Mae, VRDN (c)(f)	10,750	10,750
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 3.72%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,300	7,300
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series Merlots 00 B10, 3.56% (Liquidity Facility Wachovia Bank NA) (c)(g)	13,235	13,235
(Lutheran High School Assoc. Proj.) 3.75%, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,700	4,700
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 03 48 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	9,835	9,835
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 1990 B, 3.57%, LOC Bank of America NA, VRDN (c)(f)	37,800	37,800
Series 2005 A, 3.72% (MBIA Insured), VRDN (c)(f)	32,300	32,300
Series 2005 B, 3.73% (MBIA Insured), VRDN (c)(f)	20,000	20,000
Series 2005 D, 3.7% (MBIA Insured), VRDN (c)(f)	2,900	2,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.: - continued
Series 2005 E, 3.73% (MBIA Insured), VRDN (c)(f)	$ 7,750	$ 7,750
Series 2006 A, 3.72% (MBIA Insured), VRDN (c)(f)	40,000	40,000
Series 2006 B, 3.72% (MBIA Insured), VRDN (c)(f)	15,000	15,000
Series 2006 D, 3.7% (MBIA Insured), VRDN (c)(f)	9,700	9,700
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series BA 02 K, 3.73% (Liquidity Facility Bank of America NA) (c)(f)(g)	3,725	3,725
Series Clipper 05 14, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	8,449	8,449
Series FRRI 03 L5J, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	5,450	5,450
Series FRRI A64, 3.62% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(g)	800	800
Series LB 04 L15, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	4,040	4,040
Series LB 04 L35J, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	5,270	5,270
Series Merlots 01 A28, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	1,565	1,565
Series Putters 1208, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	3,970	3,970
Series Putters 1514, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	2,300	2,300
Series Putters 224, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	1,715	1,715
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.):
Series 2003 A, 3.56%, LOC Fannie Mae, VRDN (c)(f)	13,250	13,250
Series 2003 C, 3.58%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,050	4,050
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.):
Series 2001 A, 3.74%, LOC LaSalle Bank NA, VRDN (c)(f)	4,500	4,500
Series B, 3.74%, LOC LaSalle Bank NA, VRDN (c)(f)	8,300	8,300
Springfield Pub. Bldg. Corp. Participating VRDN Series Putters 1629, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	32,060	32,060
		344,780
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Montana - 0.3%
Montana Board of Hsg. Participating VRDN:
Series BA 00 I, 3.8% (Liquidity Facility Bank of America NA) (c)(f)(g)	$ 2,525	$ 2,525
Series Clipper 2006 2, 3.74% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	15,420	15,420
Series LB 03 L33J, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	14,830	14,830
Series LB 04 6, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	6,320	6,320
Series Merlots 02 A19, 3.61% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	1,535	1,535
Series Putters 1209, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	5,615	5,615
		46,245
Nebraska - 1.9%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.72%, LOC Bank of America NA, VRDN (c)(f)	3,000	3,000
Nebhelp, Inc. Rev. Series C, 3.57% (MBIA Insured), VRDN (c)(f)	40,000	40,000
Nebraska Hsg. Participating VRDN 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	5,005	5,005
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series BA 98 J, 3.8% (Liquidity Facility Bank of America NA) (c)(f)(g)	14,995	14,995
Series FRRI L31, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	1,365	1,365
Series LB 06 K52, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	7,200	7,200
Series Merlots 00 UU, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	2,930	2,930
Series 2000 F, 3.58% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	22,520	22,520
Series 2001 B, 3.58% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	22,095	22,095
Series 2001 E, 3.58% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	7,335	7,335
Series 2002 B, 3.58% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	23,200	23,200
Series 2002 F, 3.58% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	19,310	19,310
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: - continued
Series 2003 B, 3.58% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	$ 13,560	$ 13,560
Series 2003 E, 3.58% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	8,830	8,830
Series 2004 B, 3.58% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	10,780	10,780
Series 2004 G, 3.58% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	9,530	9,530
Series 2005 B, 3.58% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	15,570	15,570
Series 2006 B, 3.58% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	17,460	17,460
Nebraska Pub. Pwr. District Rev. Participating VRDN Series EGL 04 16 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	5,330	5,330
Omaha Pub. Pwr. District Participating VRDN:
Series EGL 06 14 Class A, 3.71% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	22,135	22,135
Series EGL 7053008 Class A, 3.71% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(g)	27,760	27,760
Omaha Pub. Pwr. District Elec. Rev. 3.67% 4/5/07 (Liquidity Facility JPMorgan Chase Bank), CP	41,700	41,700
		341,610
Nevada - 1.5%
Clark County Arpt. Rev. Participating VRDN:
Series EGL 720050024 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	17,205	17,205
Series MT 31, 3.73% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	11,590	11,590
Series PT 2358, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,185	5,185
Series Putters 498, 3.75% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)(g)	21,095	21,095
Series Putters 910, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	5,320	5,320
Clark County Gen. Oblig.:
Participating VRDN Series PZ 132, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	8,710	8,710
Series B, 3.62% 3/8/07, LOC Landesbank Hessen-Thuringen, CP	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Indl. Dev. Rev.:
Participating VRDN:
Series Floaters 04 1181, 3.72% (Liquidity Facility Morgan Stanley) (c)(f)(g)	$ 3,170	$ 3,170
Series MS 06 1325, 3.72% (Liquidity Facility Morgan Stanley) (c)(f)(g)	14,400	14,400
(Southwest Gas Corp. Proj.) Series A, 3.6%, LOC Bank of America NA, VRDN (c)(f)	12,500	12,500
Clark County School District Participating VRDN:
Series PT 3404, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	7,605	7,605
Series Putters 1157, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	17,390	17,390
Series PZ 166, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	30,135	30,135
Series PZ 168, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	18,420	18,420
Series PZ 170, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	7,145	7,145
Las Vegas New Convention & Visitors Auth. Rev. Participating VRDN Series 2659, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,670	4,670
Las Vegas Valley Wtr. District Participating VRDN Series PT 1672, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	16,365	16,365
Nevada Gen. Oblig. Participating VRDN Series PZ 141, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,435	4,435
Nevada Hsg. Division:
Participating VRDN Series Merlots 00 A6, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	1,150	1,150
(Horizon Apt. Hsg. Proj.) Series 2000 A, 3.68%, LOC Fannie Mae, VRDN (c)(f)	5,510	5,510
Nevada State Dept. of Bus. & Industry (Valley Joist, Inc. Proj.) Series A, 3.75%, LOC Regions Bank of Alabama, VRDN (c)(f)	6,845	6,845
Nevada State Dept. of Bus. & Industry (Republic Svcs., Inc. Proj.) 4.05%, VRDN (c)(f)	24,900	24,900
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series PT 3212, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	10,695	10,695
		274,440
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 1.0%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 3, 3.74% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	$ 50,498	$ 50,498
Manchester Arpt. Rev. 3.58% (FGIC Insured), VRDN (c)(f)	31,760	31,760
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 3.72%, LOC Bank of America NA, VRDN (c)(f)	2,500	2,500
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 3.58%, LOC Wachovia Bank NA, VRDN (c)(f)	4,625	4,625
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 3.7%, LOC HSBC Bank USA, VRDN (c)(f)	3,050	3,050
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologies, Inc. Proj.) 3.73%, LOC Deutsche Bank AG, VRDN (c)(f)	20,000	20,000
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(f)	7,600	7,600
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN:
Series BA 01 B, 3.8% (Liquidity Facility Bank of America NA) (c)(f)(g)	1,255	1,255
Series LB 05 P4, 3.6% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	6,650	6,650
Series Merlots 00 A29, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	1,620	1,620
Series Merlots 00 B13, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	420	420
Series Merlots 01 A51, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	2,185	2,185
Series Merlots 01 A82, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	2,300	2,300
Series Merlots 97 F, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	2,025	2,025
Series PA 1404R, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	16,935	16,935
Series PA 351, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	610	610
Series Putters 1210, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	7,790	7,790
Series Putters 1284, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	8,205	8,205
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN: - continued
Series Putters 1555, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	$ 6,165	$ 6,165
New Hampshire State Hsg. Fin. Rev. Participating VRDN Series Putters 1431, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	12,195	12,195
		188,388
New Jersey - 0.2%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series PT 3824, 3.71% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	40,000	40,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series PZ 111, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	995	995
		40,995
New Mexico - 0.2%
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 3.6%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,785	1,785
New Mexico Mortgage Fin. Auth. Participating VRDN 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	5,790	5,790
New Mexico Mtg. Fin. Auth. Participating VRDN:
Series Clipper 05 15, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	10,861	10,861
Series Merlots 00 A9, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	2,030	2,030
Series Merlots 01 A37, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	4,995	4,995
New Mexico State Univ. Revs. Participating VRDN Series PT 2342, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,180	5,180
		30,641
New York - 0.1%
Energy Northwest Elec. Rev. Participating VRDN Series MSTC 02 188, 3.59% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	10,995	10,995
New York State Mtg. Agcy. Rev. Participating VRDN Series PA 410, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,770	2,770
		13,765
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.8%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 3.72% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	$ 151,450	$ 151,450
Non State Specific - 1.1%
Clipper Tax-Exempt Trust Participating VRDN:
Series Clipper 04 11, 3.78% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	56,703	56,703
Series Clipper 05 18, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	22,677	22,677
Series Clipper 05 19, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,575	6,575
Series Clipper 2006 2, 3.8% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	12,297	12,297
3.8% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	13,102	13,102
Illinois, Georgia & Kansas Participating VRDN Series LB 06 P30U, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	12,530	12,530
Lehman Brothers Pooled Muni. Trust Receipts Participating VRDN:
Series LB 04 L68J, 3.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	17,975	17,975
Series LB 05 L11, 3.67% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	12,380	12,380
Series LB 05 LJ5, 3.67% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	21,795	21,795
Multiple State Schools Participating VRDN:
Series PZP 015, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	12,685	12,685
Series PZP 018, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	9,965	9,965
Multistate Puttable Floating Option Tax Receipts Participating VRDN Series PZP 017, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	3,600	3,600
		202,284
North Carolina - 2.8%
Brunswick County Enterprise Participating VRDN PT 2235, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,325	5,325
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 3.77%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	2,200	2,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte Arpt. Rev.:
Participating VRDN Series ROC II 99 R9, 3.72% (Liquidity Facility Citibank NA) (c)(f)(g)	$ 3,000	$ 3,000
Series A, 3.58% (MBIA Insured), VRDN (c)(f)	30,560	30,560
Concord Multi-family Hsg. Rev. (Concord Chase Apts. Proj.) 3.71%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,470	5,470
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 3.78%, VRDN (c)(f)	18,100	18,100
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 3.82%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	2,650	2,650
Mecklenburg Co. Multi-family Hsg. Rev. (Sycamore Green Apartments Proj.) 3.72%, LOC Bank of America NA, VRDN (c)(f)	5,910	5,910
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones Lumber Co. Proj.) Series 2000, 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	3,600	3,600
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7053004 Class A, 3.71% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	13,105	13,105
Series EGL 7053016 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	8,500	8,500
(Duke Energy Corp. Proj.):
Series 2006 A, 3.7%, LOC Wachovia Bank NA, VRDN (c)(f)	31,000	31,000
Series 2006 B, 3.7%, LOC Wachovia Bank NA, VRDN (c)(f)	9,000	9,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series Clipper 05 8, 3.73% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	31,755	31,755
Series FRRI 02 L7, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	2,715	2,715
Series FRRI 03 L17, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	1,500	1,500
Series Merlots 06 B12, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	9,195	9,195
Series Putters 1553, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	5,045	5,045
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2005 A2, 3.7% (AMBAC Insured), VRDN (c)(f)	43,500	43,500
Piedmont Triad Arpt. Auth. Series B, 3.72% (XL Cap. Assurance, Inc. Insured), VRDN (c)(f)	34,010	34,010
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Piedmont Triad Arpt. Auth. Spl. Facilities Rev. (Triad Int'l. Maintenance Corp. Proj.) Series 1989, 3.9%, LOC Citibank NA, VRDN (c)(f)	$ 6,400	$ 6,400
Raleigh Durham Arpt. Auth. Rev.:
Series 2006 A, 3.55% (XL Cap. Assurance, Inc. Insured), VRDN (c)(f)	52,500	52,500
Series 2006 B, 3.58% (XL Cap. Assurance, Inc. Insured), VRDN (c)(f)	55,000	55,000
Series 2006 C, 3.58% (XL Cap. Assurance, Inc. Insured), VRDN (c)(f)	26,000	26,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	6,900	6,900
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	30,855	30,855
3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	7,000	7,000
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	6,300	6,300
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	42,710	42,710
Wake County Hsg. Auth. Multi-family Rev. (Grove at Cary Park Apt. Proj.) Series 2001 A, 3.57%, LOC SunTrust Banks, Inc., VRDN (c)(f)	6,840	6,840
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 3.81%, LOC Harris NA, VRDN (c)(f)	1,425	1,425
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates Proj.) Series 1999, 3.71%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,100	5,100
		513,170
North Dakota - 0.2%
Mercer County Poll. Cont. Rev. (United Pwr. Assoc. Proj.) Series 1994 C, 3.61% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	7,850	7,850
North Dakota Hsg. Fin. Agcy. Rev. Series 2003 A:
3.59% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	10,000	10,000
3.59% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	12,490	12,490
		30,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - 1.2%
Bellefontaine Hosp. Facilities Rev. (Mary Rutan Hosp. Proj.) 3.7%, LOC Nat'l. City Bank Cleveland, VRDN (c)	$ 6,100	$ 6,100
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev. Series 1998 A2, 3.6% (Liquidity Facility Sallie Mae), VRDN (c)(f)	34,200	34,200
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 3.7%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,400	7,400
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 3.75%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	5,600	5,600
Middletown Hosp. Facilities Rev. Participating VRDN Series MT 239, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	12,495	12,495
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 3.72%, VRDN (c)	13,700	13,700
Series A, 3.7%, LOC Barclays Bank PLC, VRDN (c)(f)	8,000	8,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series EGL 7053020 Class A, 3.71% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	17,120	17,120
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series BA 98 B, 3.8% (Liquidity Facility Bank of America NA) (c)(f)(g)	18,755	18,755
Series BA 98 Q, 3.8% (Liquidity Facility Bank of America NA) (c)(f)(g)	20,395	20,395
Series LB 03 L46J, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	4,000	4,000
Series PT 241, 3.71% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(g)	80	80
Series PT 582, 3.71% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(g)	2,520	2,520
Series Putters 1334, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	2,265	2,265
(Mortgage-Backed Securities Prog.) Series B, 3.57% (Liquidity Facility Citibank NA), VRDN (c)(f)	18,500	18,500
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 3.57%, LOC Charter One Bank NA, VRDN (c)(f)	3,800	3,800
(Pedcor Invts. Willow Lake Apts. Proj.) Series A, 3.72%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	2,400	2,400
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 3.61%, LOC Bank of America NA, VRDN (c)(f)	8,100	8,100
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) 3.58%, LOC Wachovia Bank NA, VRDN (c)(f)	27,100	27,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 3.8%, LOC LaSalle Bank Midwest NA, VRDN (c)(f)	$ 700	$ 700
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 3.66%, LOC Keybank Nat'l. Assoc., VRDN (c)(f)	2,200	2,200
Univ. of Cincinnati Gen. Receipts BAN Series E, 4.75% 7/6/07	7,375	7,400
		222,830
Oklahoma - 1.6%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04 3, 3.77% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	21,700	21,700
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	5,900	5,900
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 3.71%, LOC SunTrust Banks, Inc., VRDN (c)(f)	3,300	3,300
Muskogee Med. Ctr. Auth. Rev. 3.72%, LOC Bank of America NA, VRDN (c)	7,200	7,200
Oklahoma Dev. Fin. Auth. Rev.:
Bonds (ConocoPhillips Co. Proj.) 3.6%, tender 12/1/07 (c)(f)	18,350	18,350
(Shawnee Fdg. LP Proj.) Series 1996, 3.71%, LOC Bank of Nova Scotia, VRDN (c)(f)	3,100	3,100
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series LB 06 P42, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	6,500	6,500
Series LB 99 A5, 3.62% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(g)	1,115	1,115
Series Putters 1380, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	10,710	10,710
Oklahoma Student Ln. Auth. Rev.:
Series 2002 A1, 3.55% (MBIA Insured), VRDN (c)(f)	22,125	22,125
Series 2003 A2, 3.55% (MBIA Insured), VRDN (c)(f)	24,000	24,000
Series 2006 A1, 3.6% (MBIA Insured), VRDN (c)(f)	117,295	117,295
Series A, 3.55% (MBIA Insured), VRDN (c)(f)	29,700	29,700
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 3.58%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	5,200	5,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind., Inc./Southwest Aeroservices Proj.) Series 1998, 3.77%, LOC Bank of America NA, VRDN (c)(f)	$ 1,500	$ 1,500
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN Series BA 97 B2, 3.8% (Liquidity Facility Bank of America NA) (c)(g)	7,000	7,000
		284,695
Oregon - 0.6%
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 3.77%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	3,935	3,935
Oregon Homeowner Rev. Participating VRDN:
Series MT 227, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	7,200	7,200
Series MT 228, 3.74% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(g)	43,380	43,380
Series MT 229, 3.73% (Liquidity Facility Lloyds TSB Bank PLC) (c)(g)	9,295	9,295
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Participating VRDN Series Merlots 01 B5, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	5,670	5,670
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.67% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	11,750	11,750
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) 3.72%, LOC Bank of America NA, VRDN (c)(f)	1,505	1,505
(New Columbia - Trouton Proj.) 3.72%, LOC Bank of America NA, VRDN (c)(f)	24,730	24,730
		107,465
Pennsylvania - 5.7%
Allegheny County Arpt. Auth. Rev. Participating VRDN Series PT 3891, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,420	4,420
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	10,905	10,905
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds (South Hills Health Sys. Proj.) Series 2000 A, 3.68%, tender 6/1/07, LOC PNC Bank NA, Pittsburgh (c)	5,600	5,600
Participating VRDN Series Putters 1281, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	20,355	20,355
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Berks County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Corp. Proj.) Series 96, 3.66% tender 4/5/07, CP mode (f)	$ 16,700	$ 16,700
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series PA 1139, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,000	6,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 3.78%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	70,300	70,300
Series 1998 A2, 3.66%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	12,805	12,805
Crawford County Indl. Dev. Auth. Rev. (Clear Lake Lumber, Inc. Proj.) Series 1997, 3.77%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	950	950
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series PA 1295, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	14,300	14,300
Gen. Auth. of South Central (Lutheran Social Svc. Proj.) 3.7%, LOC Manufacturers & Traders Trust Co., VRDN (c)	12,735	12,735
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 3.77%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,000	2,000
Northampton County Indl. Dev. Auth. Rev.:
Bonds:
(American Wtr. Cap. Corp. Proj.) Series 1998, 3.63% tender 3/12/07, CP mode (f)	18,250	18,250
(American Wtr. Corp. Proj.) Series 91, 3.68% tender 3/6/07, CP mode (f)	15,450	15,450
(Binney & Smith, Inc. Proj.) Series 1997 A, 3.57%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,900	1,900
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(FirstEnergy Corp. Proj.) Series A, 3.57%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	7,200	7,200
(Merck & Co. Proj.) Series 2000, 3.72%, VRDN (c)(f)	17,000	17,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Giffen, Schlaegle & Pirilla Group Proj.) Series 1992 A3 Class A, 3.73%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	75	75
(Westrum Hanover, LP Proj.) 3.71%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (c)(f)	5,600	5,600
Series 1994 B3, 3.73%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	600	600
Series 1996 D5, 3.73%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,700	1,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series 1997 B1, 3.73%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	$ 900	$ 900
Series 1997 B4, 3.73%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	900	900
Series 1997 B6, 3.73%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	300	300
Series 1997 B8, 3.73%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	600	600
Series 1997 B9, 3.73%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	500	500
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, VRDN (c)(f)	10,900	10,900
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 3.875%, VRDN (c)(f)	8,400	8,400
Series B, 3.7% (Sunoco, Inc. Guaranteed), VRDN (c)(f)	6,900	6,900
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 A, 3.58% (AMBAC Insured), VRDN (c)(f)	23,200	23,200
Series 1988 C, 3.61%, LOC Sallie Mae, VRDN (c)(f)	4,000	4,000
Series 1988 E, 3.58%, LOC Sallie Mae, VRDN (c)(f)	5,000	5,000
Series 1994 A, 3.58% (AMBAC Insured), VRDN (c)(f)	49,700	49,700
Series 1997 A, 3.6% (AMBAC Insured), VRDN (c)(f)	18,600	18,600
Series 1999 A, 3.57% (AMBAC Insured), VRDN (c)(f)	23,700	23,700
Series 2000 A, 3.6% (AMBAC Insured), VRDN (c)(f)	21,800	21,800
Series 2001 B, 3.71% (FSA Insured), VRDN (c)(f)	31,200	31,200
Series 2002 B, 3.72% (FSA Insured), VRDN (c)(f)	47,200	47,200
Series A:
3.57% (AMBAC Insured), VRDN (c)(f)	220,000	220,000
3.6% (AMBAC Insured), VRDN (c)(f)	20,000	20,000
3.72% (FSA Insured), VRDN (c)(f)	79,000	79,000
Series A1, 3.6% (AMBAC Insured), VRDN (c)(f)	35,400	35,400
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.71% (Liquidity Facility Lloyds TSB Bank PLC) (c)(g)	25,700	25,700
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series LB 06 P35, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	4,900	4,900
Series PA 1235, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,400	2,400
Series PA 930, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Participating VRDN: - continued
Series PT 2190, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	$ 6,440	$ 6,440
Series PT 890, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	14,380	14,380
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series Putters 366Z, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,000	5,000
Philadelphia Arpt. Rev.:
Participating VRDN Series SG 118, 3.73% (Liquidity Facility Societe Generale) (c)(f)(g)	9,715	9,715
Series 2005 C, 3.6% (MBIA Insured), VRDN (c)(f)	31,300	31,300
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN:
Series MT 342, 3.73% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(g)	8,745	8,745
Series PA 882, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	3,795	3,795
Philadelphia Gen. Oblig. TRAN 4.5% 6/29/07	40,200	40,293
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 3.72% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	13,320	13,320
State Pub. School Bldg. Auth. Participating VRDN Series Eagles 06 161, 3.71% (Liquidity Facility Citibank NA) (c)(g)	19,000	19,000
		1,039,033
Rhode Island - 0.4%
Rhode Island Econ. Dev. Corp. Participating VRDN:
Series PT 2954, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,225	2,225
Series Putters 971, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	3,460	3,460
Rhode Island Hsg. & Mtg. Fin. Corp.:
Participating VRDN Series PT 3618, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,295	6,295
3.69%, LOC Keybank Nat'l. Assoc., VRDN (c)(f)	35,000	35,000
Rhode Island Hsg. Auth. Participating VRDN Series LB 06 FX3, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	8,700	8,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 3.72%, LOC Bank of America NA, VRDN (c)(f)	$ 5,000	$ 5,000
Rhode Island Student Ln. Auth. Student Ln. Rev. Participating VRDN Series PT 3634, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,900	6,900
		67,580
South Carolina - 1.3%
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 3.59%, VRDN (c)(f)	8,100	8,100
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 3.72%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,650	7,650
Florence-Darlington Commission for Technical Ed. Spl. Fee Rev. Participating VRDN Series PT 2549, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,195	6,195
Med. Univ. Hosp. Auth. Hosp. Facilities Rev. Participating VRDN Series Austin 05 A, 3.7% (Liquidity Facility Bank of America NA) (c)(g)	36,465	36,465
North Charleston Hsg. Auth. Multi-family Hsg. Rev. (Horizon Village Proj. ) Series B, 3.71%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.73%, VRDN (c)	16,000	16,000
Orangeburg County Solid Waste Disp. Facilities Rev. Participating VRDN Series Merlots 97 B, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	8,825	8,825
Piedmont Muni. Pwr. Agcy. Elec. Rev. Participating VRDN Series MSTC 06 252, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	7,025	7,025
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN:
Series BA 01 L, 3.8% (Liquidity Facility Bank of America NA) (c)(f)(g)	1,825	1,825
Series PA 1072, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,015	5,015
Series ROC II R398, 3.72% (Liquidity Facility Citibank NA) (c)(f)(g)	2,065	2,065
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Cedarwoods Apts. Proj.) 3.57%, LOC SunTrust Banks, Inc., VRDN (c)(f)	2,900	2,900
(City Heights Apt. Proj.) Series 2000 A1, 3.71%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,620	5,620
(Spartanburg Terrace Apt. Proj.) Series 2000 C1, 3.71%, LOC SunTrust Banks, Inc., VRDN (c)(f)	1,960	1,960
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 3.77%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	$ 1,700	$ 1,700
(Carolina Ceramics LLC Proj.) 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	3,200	3,200
(Carolinas Recycling Group Proj.) Series 2001, 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	3,100	3,100
(Chambers Richland Co. Landfill Proj.) Series 1997, 3.71%, LOC SunTrust Banks, Inc., VRDN (c)(f)	9,000	9,000
(Keys Printing Co. Proj.) 3.82%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,100	1,100
(Mohawk Ind., Inc. Proj.):
Series 1997 A, 3.74%, LOC Wachovia Bank NA, VRDN (c)(f)	1,100	1,100
Series 1997 B, 3.74%, LOC Wachovia Bank NA, VRDN (c)(f)	1,800	1,800
Series C, 3.74%, LOC Wachovia Bank NA, VRDN (c)(f)	6,225	6,225
(Paxar Corp. Proj.) Series 1996, 3.71%, LOC SunTrust Banks, Inc., VRDN (c)(f)	4,800	4,800
(Ring Missouri LP Proj.) Series 1999, 3.71%, LOC SunTrust Banks, Inc., VRDN (c)(f)	2,800	2,800
(Turnils North America Proj.) Series 1999, 3.57%, LOC Wachovia Bank NA, VRDN (c)(f)	6,265	6,265
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 3.57%, LOC Wachovia Bank NA, VRDN (c)(f)	5,000	5,000
South Carolina Ports Auth. Ports Rev.:
Participating VRDN Series MS 06 1390X, 3.72% (Liquidity Facility Morgan Stanley) (c)(f)(g)	10,308	10,308
Series 1998 B, 3.58% (FSA Insured), VRDN (c)(f)	25,000	25,000
South Carolina Pub. Svc. Auth. Rev. 3.6% 4/9/07, CP	9,500	9,500
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series PT 2306, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,130	5,130
York County Poll. Cont. Rev. Bonds (Duke Energy Co. Proj.) 3.8% tender 5/1/07, CP mode	26,000	26,000
		236,673
South Dakota - 0.7%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters PT 1406, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,150	6,150
South Dakota Hsg. Dev. Auth.:
Bonds (South Dakota Homeownership Mortgage Proj.) Series F, 4.5% 2/1/08 (f)	10,500	10,575
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Dakota - continued
South Dakota Hsg. Dev. Auth.: - continued
Participating VRDN:
Series Clipper 05 9, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	$ 10,970	$ 10,970
Series LB 05 L18, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	11,650	11,650
Series LB 06 K21, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	6,015	6,015
Series PA 1436, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	14,980	14,980
Series Putters 1415, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	3,650	3,650
(Harmony Heights Proj.) Series 2001, 3.8%, LOC Fannie Mae, VRDN (c)(f)	6,500	6,500
Series 2005 G, 3.57% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(f)	21,600	21,600
Series 2006 C, 3.57% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(f)	45,000	45,000
		137,090
Tennessee - 1.8%
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 3.72%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,500	4,500
Clarksville Natural Gas Acquisition Corp. Gas Rev. Participating VRDN MOTC PA 1401, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	16,295	16,295
Cookeville Reg'l. Med. Ctr. Auth. Rev. 3.68%, LOC Regions Bank of Alabama, VRDN (c)	22,500	22,500
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 3.72%, LOC Bank of America NA, VRDN (c)(f)	14,000	14,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN:
Series MT 241, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	25,995	25,995
Series PA 1348, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,000	6,000
Series PA 1351, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,950	4,950
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 3.73%, LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 3.6%, VRDN (c)(f)	11,600	11,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
McMinn County Indl. Dev. Board Solid Waste Disp. Facilities Rev. (Bowater, Inc. Proj.) Series 1999, 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 20,000	$ 20,000
Memphis Gen. Oblig.:
3.55% 3/5/07 (Liquidity Facility WestLB AG), CP	12,100	12,100
3.62% 3/7/07 (Liquidity Facility WestLB AG), CP	18,100	18,100
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apartments Proj.) Series A, 3.75%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	8,000	8,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN:
Series Merlots 00 C, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	36,815	36,815
Series PT 706, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,525	5,525
Series PT 718, 3.73% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	4,995	4,995
Metropolitan Nashville Arpt. Auth. Passenger Facilities Charge Rev. 3.57%, LOC SunTrust Banks, Inc., VRDN (c)(f)	14,645	14,645
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 3.76%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	5,000	5,000
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless Proj.) 3.72%, LOC LaSalle Bank NA, VRDN (c)(f)	5,000	5,000
Sevier County Pub. Bldg. Auth. Rev. Series II D1, 3.72% (AMBAC Insured), VRDN (c)(f)	16,440	16,440
Shelby County Gen. Oblig. Participating VRDN:
Series EGL 00 4201, 3.71% (Liquidity Facility Citibank NA) (c)(g)	16,045	16,045
Series EGL 01 4202, 3.71% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(g)	15,550	15,550
South Pittsburg Indl. Dev. Board Rev. (Lodge Manufacturing Proj.) 3.71%, LOC SunTrust Banks, Inc., VRDN (c)(f)	500	500
Sullivan County Health, Edl. & Hosp. Board Hosp. Rev. Participating VRDN Series LB 06 F6, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	16,870	16,870
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series BA 01 H, 3.78% (Liquidity Facility Bank of America NA) (c)(f)(g)	2,545	2,545
Series FRRI 02 L13, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	4,190	4,190
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Tennessee Hsg. Dev. Agcy. Participating VRDN: - continued
Series LB L32J, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	$ 3,300	$ 3,300
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 3.57%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
		326,460
Texas - 11.8%
Alliance Arpt. Auth. Spl. Facilities Rev. Participating VRDN:
Series GS 06 2G, 3.74% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)(g)	8,830	8,830
Series PA 1429, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,220	2,220
Arlington Spl. Oblig. Participating VRDN Series LB 05 L19, 3.6% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(g)	10,000	10,000
Austin Elec. Util. Sys. Rev. Participating VRDN Series EGL 01 4302 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	9,300	9,300
Austin Util. Sys. Rev.:
Participating VRDN Series BA 98 V, 3.73% (Liquidity Facility Bank of America NA) (c)(g)	13,165	13,165
Series A:
3.6% 3/5/07, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
3.65% 3/15/07, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,030	10,030
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 00 4303, 3.71% (Liquidity Facility Citibank NA) (c)(g)	10,195	10,195
Series PZ 157, 3.72% (Liquidity Facility Wells Fargo & Co.) (c)(g)	8,395	8,395
Brazos County Hsg. Fin. Corp. Single Family Mortgage Rev. Participating VRDN Series MT 76, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,705	4,705
Brazos Hbr. Indl. Dev. Corp. Envir. Facilities Rev. Bonds (ConocoPhillips Co. Proj.) 3.8%, tender 8/1/07 (c)(f)	15,500	15,500
Brazos River Auth. Poll. Cont. Rev.:
Participating VRDN:
ROC RR II R 617 CE, 3.72% (Liquidity Facility Citibank NA) (c)(f)(g)	7,575	7,575
Series PA 1354, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	3,520	3,520
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Brazos River Auth. Poll. Cont. Rev.: - continued
(Texas Utils. Elec. Co. Proj.):
Series 2001 D1, 3.56%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 44,020	$ 44,020
Series 2001 D2, 3.56%, LOC Wachovia Bank NA, VRDN (c)(f)	23,300	23,300
(Texas Utils. Energy Co. Proj.) Series A, 3.6%, LOC Wachovia Bank NA, VRDN (c)(f)	41,530	41,530
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series A2, 3.78%, VRDN (c)(f)	9,500	9,500
Brazosport Independent School District Participating VRDN:
Series PT 1690, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,935	4,935
Series PT 2315, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,315	5,315
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 3.71%, LOC HSBC Bank USA, VRDN (c)(f)	6,250	6,250
Burleson Gen. Oblig. Participating VRDN Series PT 2545, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,565	6,565
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 3.72%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	25,000	25,000
3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	25,000	25,000
Canutillo Independent School District Participating VRDN Series PT 1936, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	4,765	4,765
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 3.72%, LOC Fannie Mae, VRDN (c)(f)	3,000	3,000
Copperas Cove Independent School District Participating VRDN Series PT 3046, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,585	5,585
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series PA 1195, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,265	5,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 6,575	$ 6,575
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series EGL 03 20 Class A, 3.73% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(g)	16,800	16,800
Series LB 06 P19U, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	9,975	9,975
Series Merlots 00 II, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	14,895	14,895
Series Merlots 02 A13, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	12,935	12,935
Series Merlots 03 A34, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	4,990	4,990
Series PT 2156, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,205	5,205
Series PT 2318, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,585	5,585
Series PT 3875, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	10,170	10,170
Series PT 682, 3.73% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(g)	9,005	9,005
Series PT 825, 3.73% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(g)	9,995	9,995
Series Putters 1019, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,035	2,035
Series Putters 1022, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,470	4,470
Series Putters 1259, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	5,810	5,810
Series Putters 1704Z, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,000	4,000
Series Putters 201, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	18,245	18,245
Series Putters 202, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	23,220	23,220
Series Putters 350, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,140	7,140
Series Putters 353, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,220	7,220
Series Putters 354, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	5,000	5,000
Series Putters 355, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,995	7,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN: - continued
Series Putters 604, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	$ 2,135	$ 2,135
Series Putters 778, 3.75% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,015	4,015
Series RF 03 4, 3.8% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	17,185	17,185
Series ROC II R268, 3.72% (Liquidity Facility Citibank NA) (c)(f)(g)	3,000	3,000
Dallas Gen. Oblig. Participating VRDN Series Putters 598, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	5,855	5,855
Dallas Independent School District Participating VRDN Series PT 2181, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	3,580	3,580
Dallas Wtr. & Swr. Sys. Rev. Series B, 3.63% 4/16/07 (Liquidity Facility Bank of America NA), CP	11,569	11,569
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series EGL 06 109 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	22,295	22,295
Denton County Gen. Oblig. Participating VRDN Series PT 2983, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,875	6,875
Denton Util. Sys. Rev. Participating VRDN Series PT 2392, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,295	5,295
Dripping Springs Independent School District Participating VRDN Series PT 3107, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	9,020	9,020
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 3.81%, LOC Harris NA, VRDN (c)(f)	4,200	4,200
Ector County Independent School District Participating VRDN Series EGL 02 4301 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	4,120	4,120
Fort Bend County Hsg. Fin. Corp. Single Family Rev. Participating VRDN Series FRRI 02 L14, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	1,960	1,960
Frisco Gen. Oblig. Participating VRDN Series PT 1933, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	15,965	15,965
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 3.7%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,100	1,100
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 4%, LOC SunTrust Banks, Inc., VRDN (c)(f)	3,655	3,655
Grapevine Gen. Oblig. Participating VRDN Series PT 3055, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,270	5,270
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds Series 1993 B, 3.78%, tender 6/1/07, LOC State Street Bank & Trust Co., Boston (c)(f)	$ 15,000	$ 15,000
Greater Texas Student Ln. Corp. Student Ln. Rev. Series 1998 A, 3.71%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	10,400	10,400
Gulf Coast Indl. Dev. Auth. (Mueller Flow Tech., Inc. Proj.) Series 1997, 3.74%, LOC Wells Fargo Bank NA, VRDN (c)(f)	3,280	3,280
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.):
3.59% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(f)	15,000	15,000
3.59% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(f)	12,700	12,700
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.72%, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,000	14,000
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 3.85%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(f)	4,425	4,425
Harris County Flood Cont. District Participating VRDN Series PT 3277, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	2,975	2,975
Harris County Gen. Oblig. Participating VRDN Series EGL 06 2 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	5,580	5,580
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Louetta Village Apts. Proj.) 3.72%, LOC Fannie Mae, VRDN (c)(f)	7,100	7,100
(Primrose Aldine Bender Apt. Proj.) 3.72%, LOC Fannie Mae, VRDN (c)(f)	6,170	6,170
(Primrose at Bammel Apts. Proj.) 3.72%, LOC Fannie Mae, VRDN (c)(f)	12,600	12,600
(Quail Chase Apts. Proj.) Series 1999, 3.7%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) 3.72%, LOC Fannie Mae, VRDN (c)(f)	13,350	13,350
3.75%, LOC Bank of America NA, VRDN (c)(f)	7,000	7,000
Harrison County Health Facilities Dev. Corp. Rev. (Marshall Reg'l. Med. Ctr. Proj.) 3.68%, LOC Regions Bank of Alabama, VRDN (c)	7,220	7,220
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev.:
Participating VRDN:
Series LB 06 K20, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	$ 5,025	$ 5,025
Series Merlots 01 B4, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	4,665	4,665
Series MSTC 00 98, 3.59% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	19,965	19,965
Series PT 1468, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	10,090	10,090
Series ROC II R40, 3.72% (Liquidity Facility Citibank NA) (c)(f)(g)	10,125	10,125
Series ROC II R41, 3.72% (Liquidity Facility Citibank NA) (c)(f)(g)	12,825	12,825
Series A, 3.58% (FSA Insured), VRDN (c)(f)	3,000	3,000
Houston Gen. Oblig.:
Series D, 3.6% 3/13/07 (Liquidity Facility DEPFA BANK PLC), CP	14,000	14,000
Series E, 3.61% 3/13/07 (Liquidity Facility Bank of America NA), CP	19,300	19,300
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 3.63%, LOC Citibank NA, VRDN (c)(f)	5,000	5,000
(Little Nell Apts. Proj.) 3.72%, LOC Fannie Mae, VRDN (c)(f)	13,700	13,700
(Mayfair Park Apts. Proj.) 3.72%, LOC Fannie Mae, VRDN (c)(f)	6,000	6,000
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 3.75%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,620	4,620
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	7,635	7,635
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 02 4302 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	21,830	21,830
Series GS 06 37TPZ, 3.71% (Liquidity Facility Wells Fargo & Co.) (c)(g)	6,350	6,350
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 3.59%, VRDN (c)(f)	12,600	12,600
Klein Independent School District Participating VRDN Series PT 1934, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,545	5,545
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lancaster Independent School District Participating VRDN Series PA 1264, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 7,500	$ 7,500
Laredo Int'l. Toll Bridge Rev. Participating VRDN Series PT 3106, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,840	6,840
Leander Independent School District Participating VRDN Series Piper 2005 C, 3.73% (Liquidity Facility Bank of New York, New York) (c)(g)	8,840	8,840
Lower Colorado River Auth. Rev. Participating VRDN:
Series EGL 00 4302, 3.71% (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Series EGL 01 4313 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	7,500	7,500
Series PT 2004, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,725	5,725
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) 3.72%, LOC Bank of America NA, VRDN (c)(f)	8,550	8,550
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 3.58%, LOC JPMorgan Chase Bank, VRDN (c)(f)	13,700	13,700
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 3.86%, LOC Bank of America NA, VRDN (c)(f)	7,200	7,200
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 3.75%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	7,820	7,820
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1991 C, 3.57% (AMBAC Insured), VRDN (c)(f)	13,000	13,000
Series 1991 F, 3.57% (AMBAC Insured), VRDN (c)(f)	13,800	13,800
Series 2005 C, 3.57%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	46,600	46,600
Series 2006 A, 3.57% (AMBAC Insured), VRDN (c)(f)	33,245	33,245
Series A, 3.57% (AMBAC Insured), VRDN (c)(f)	4,900	4,900
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 593 PB, 3.7% (Liquidity Facility Deutsche Postbank AG) (c)(g)	8,485	8,485
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series EGL 720050025 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	8,000	8,000
Northside Independent School District Participating VRDN Series PT 2254, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,370	5,370
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 3.71% (Liquidity Facility Citibank NA) (c)(g)	9,500	9,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Pearland Gen. Oblig. Participating VRDN:
Series PT 2364, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 5,735	$ 5,735
Series PT 3079, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,930	5,930
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp. Proj.) 3.73%, LOC JPMorgan Chase Bank, VRDN (c)	6,050	6,050
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 3.67%, VRDN (c)(f)	50,630	50,630
Roaring Fork Muni. Prods. LLC Participating VRDN Series RF 06 3 Class A, 3.72% (Liquidity Facility Bank of New York, New York) (c)(g)	7,052	7,052
Rockwell Independent School District Participating VRDN Series MSTC 06 270 Class A, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	16,575	16,575
Sabine River Auth. Poll. Cont. Rev. Bonds (TXU Energy Co. LLC Proj.):
Series A, 3.85%, tender 5/7/07, LOC Norddeutsche Landesbank (c)(f)	13,200	13,200
Series B, 3.85%, tender 5/7/07, LOC Norddeutsche Landesbank (c)(f)	31,700	31,700
San Antonio Arpt. Sys. Rev. Participating VRDN:
Series MT 136, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,995	4,995
Series PT 2796, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,975	5,975
Series Putters 888, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	6,315	6,315
Series Stars 107, 3.73% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	8,515	8,515
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series PT 2649, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	12,980	12,980
3.56% (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
San Antonio Independent School District Bonds Series AAB 01 28, 3.7%, tender 3/7/07 (Liquidity Facility ABN-AMRO Bank NV) (c)(g)	15,500	15,500
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 3.77%, LOC Bank of America NA, VRDN (c)(f)	3,300	3,300
San Antonio Wtr. Sys. Rev. Participating VRDN Series SGB 66, 3.7% (Liquidity Facility Societe Generale) (c)(g)	7,100	7,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Marcos Consolidated Independent School District Participating VRDN Series PT 2284, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 8,710	$ 8,710
South Texas Cmnty. College District Participating VRDN Series PT 1415, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,500	6,500
Southeast Texas Hsg. & Fin. Corp. Participating VRDN Series LB 05 L16, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	20,145	20,145
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 3.73%, LOC JPMorgan Chase Bank, VRDN (c)	8,500	8,500
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	3,100	3,100
Texarkana Participating VRDN Series PT 3144, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,380	6,380
Texas Affordable Hsg. Corp. Single Family Mtg. Rev. Bonds 3.75%, tender 3/10/08 (c)(f)	10,000	10,000
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN:
Series LB 04 L2, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	3,935	3,935
Series LB 05 L4J, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	7,645	7,645
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev.:
Participating VRDN:
Series FRRI 02 L9, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	8,635	8,635
Series LB 04 L16, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	4,575	4,575
Series LB 04 L79, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	9,335	9,335
Series ROC II R178, 3.72% (Liquidity Facility Citibank NA) (c)(f)(g)	4,145	4,145
(Single Family Mortgage Proj.) Series H, 3.57% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(f)	18,000	18,000
Series 2004 B, 3.57% (FSA Insured), VRDN (c)(f)	34,200	34,200
Series 2004 D, 3.71% (FSA Insured), VRDN (c)(f)	5,800	5,800
Texas Dept. of Hsg. & Cmnty. Affairs Series A, 3.56% 3/15/07, CP (f)	9,678	9,678
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev.:
(Bristol Apts. Proj.) 3.72%, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(Chisholm Trail Proj.) 3.72%, LOC Fannie Mae, VRDN (c)(f)	6,000	6,000
(Pinnacle Apts. Proj.) 3.72%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev.: - continued
(Post Oak East Apts. Proj.) Series A, 3.72%, LOC Fannie Mae, VRDN (c)(f)	$ 8,000	$ 8,000
Texas Dept. of Trans. Ctfs. of Prtn. Series A, 3.6% 3/8/07, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	24,150	24,150
Texas Gen. Oblig.:
Bonds (College Student Ln. Prog.):
3.64%, tender 3/1/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	14,925	14,925
3.64%, tender 3/1/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,110	3,110
3.64%, tender 3/1/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,670	3,670
3.64%, tender 3/1/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	5,565	5,565
3.64%, tender 3/1/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	4,975	4,975
Participating VRDN:
Series FRRI 01 L41, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	8,425	8,425
Series PA 1063, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	8,995	8,995
Series PA 975, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	7,495	7,495
Series PT 3049, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	8,485	8,485
(Veterans Hsg. Assistance Prog.) Fund II Series 2002 A2:
3.58%, VRDN (c)(f)	8,300	8,300
3.58%, VRDN (c)(f)	11,650	11,650
(Veterans Land Proj.) Series A, 3.58%, VRDN (c)(f)	27,920	27,920
TRAN 4.5% 8/31/07	189,000	189,857
3.57% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(f)	25,000	25,000
Texas Pub. Fin. Auth. Rev. Bonds Series 2003 C1, 3.69% tender 3/1/07 (Liquidity Facility Texas Gen. Oblig.), CP mode	11,900	11,900
Texas St. College Student Ln. Participating VRDN Series LB 06 K38, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	5,560	5,560
Texas State Dept. Hsg. & Cmnty. Affairs (Residences at Sunset Pointe Proj.) 3.75%, LOC Bank of America NA, VRDN (c)(f)	15,000	15,000
Texas Tpk. Auth. 1 Tier Rev. Participating VRDN Series EGL 02 6004 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	12,650	12,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Tpk. Auth. Central Tpk. Sys. Rev. Participating VRDN:
Series MSTC 256, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(g)	$ 11,530	$ 11,530
Series Stars 06 155, 3.72% (Liquidity Facility BNP Paribas SA) (c)(g)	9,580	9,580
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 3.72%, LOC Fannie Mae, VRDN (c)(f)	6,700	6,700
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 3.94%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB) (c)(g)(h)	13,070	13,070
Univ. of North Texas Univ. Rev. 3.67% 4/4/07, CP	20,868	20,868
Univ. of Texas Univ. Revs.:
Participating VRDN:
Series EGL 06 108 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	18,810	18,810
Series Putters 584, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,000	5,000
Series 2002A, 3.6% 4/2/07 (Liquidity Facility Univ. of Invt. Mgmt. Co.), CP	41,000	41,000
Waxahachie Gen. Oblig. Participating VRDN Series PT 2273, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,500	5,500
		2,153,884
Utah - 1.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 97 B3:
3.55% 3/8/07 (Liquidity Facility Bank of Nova Scotia), CP	19,300	19,300
3.55% 3/9/07 (Liquidity Facility Bank of Nova Scotia), CP	17,100	17,100
3.58% 3/8/07 (Liquidity Facility Bank of Nova Scotia), CP	20,700	20,700
Series 98 B4, 3.55% 3/8/07 (Liquidity Facility Bank of Nova Scotia), CP	26,300	26,300
Series B, 3.52% (FGIC Insured), VRDN (c)	23,000	23,000
Salt Lake County Hosp. Rev. Participating VRDN Series PT 877, 3.72% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	9,990	9,990
Toole City Indl. Dev. Rev. (Nelson & Sons Proj.) Series 1997, 3.66%, LOC Keybank Nat'l. Assoc., VRDN (c)(f)	190	190
Utah Board of Regents Student Ln. Rev.:
Series 1995 L, 3.57% (AMBAC Insured), VRDN (c)(f)	55,500	55,500
Series 1996 Q, 3.57% (AMBAC Insured), VRDN (c)(f)	31,300	31,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Board of Regents Student Ln. Rev.: - continued
Series W, 3.57% (AMBAC Insured), VRDN (c)(f)	$ 10,000	$ 10,000
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 3.72%, LOC Fannie Mae, VRDN (c)(f)	8,485	8,485
		221,865
Vermont - 0.6%
Univ. of Vermont and State Agricultural College Participating VRDN Series EGL 06 86 Class A, 3.71% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)	15,475	15,475
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. Participating VRDN Series Merlots 00 B7, 3.56% (Liquidity Facility Wachovia Bank NA) (c)(g)	10,175	10,175
Vermont Hsg. Fin. Agcy. Rev. Bonds (Vermont Single Family Prog.) Series 24B, 3.8% 11/1/07 (f)	5,000	5,005
Vermont Hsg. Fin. Agcy. Single Family:
Participating VRDN:
Series LB 04 L13, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	2,520	2,520
Series LB 04 L76, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	5,100	5,100
Series 17 A, 3.57% (FSA Insured), VRDN (c)(f)	6,885	6,885
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 3.57%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	6,500	6,500
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2005 QQ, 3.57% (AMBAC Insured), VRDN (c)(f)	64,385	64,385
		116,045
Virginia - 1.6%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 3.72%, LOC Fannie Mae, VRDN (c)(f)	17,000	17,000
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apartments) 3.58%, LOC RBC Centura Bank, Rocky Mount, VRDN (c)(f)	14,500	14,500
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia Forge Co. Proj.) Series 1996, 3.81%, LOC Harris NA, VRDN (c)(f)	2,560	2,560
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.72%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,000	7,000
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.74% (Liquidity Facility Lloyds TSB Bank PLC) (c)(g)	13,600	13,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 3,000	$ 3,000
Halifax County Indl. Dev. Auth. Exempt Facilities Rev. Participating VRDN Series PA 1104, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,245	5,245
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co. Proj.) Series 1992, 3.83% tender 3/5/07, CP mode (f)	10,000	10,000
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co. Proj.):
Series 1987, 3.78% tender 3/5/07, CP mode	14,800	14,800
Series 84:
3.78% tender 3/6/07, CP mode	4,000	4,000
3.82% tender 3/8/07, CP mode	2,400	2,400
3.82% tender 3/14/07, CP mode	2,400	2,400
3.82% tender 3/15/07, CP mode	3,600	3,600
3.85% tender 3/5/07, CP mode	3,400	3,400
3.85% tender 3/20/07, CP mode	2,000	2,000
Norfolk Econ. Dev. Auth. New Empowerment Zone Facility Rev. (Metropolitan Machine Corp. Proj.) 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	6,100	6,100
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 3.77%, LOC Wachovia Bank NA, VRDN (c)(f)	3,885	3,885
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev. (Ocean Marine LLC Proj.) Series 2001 B, 3.77%, LOC Wachovia Bank NA, VRDN (c)(f)	3,000	3,000
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility Rev. (Ocean Marine LLC Proj.) Series A, 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	6,000	6,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co. Proj.) 3.71% tender 4/5/07, CP mode	11,200	11,200
Prince William County Indl. Dev. Auth. Swr. (Dale Svc. Corp. Proj.) Series 2000, 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	7,480	7,480
Staunton Indl. Dev. Auth. Rev. (Specialty Blades, Inc. Proj.) 3.57%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,000	5,000
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 3.73%, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Univ. of Virginia Univ. Revs. Participating VRDN Series EGL 03 30 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	$ 3,300	$ 3,300
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series EGL 99 4601, 3.71% (Liquidity Facility Citibank NA) (c)(g)	7,000	7,000
Virginia Hsg. Dev. Auth. Participating VRDN:
Series LB 06 P109, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	22,775	22,775
Series MSTC 7018, 3.72% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(g)	15,000	15,000
Series MSTC 7019, 3.72% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(g)	8,000	8,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Participating VRDN:
Series Merlots 06 07, 3.61% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	7,400	7,400
Series Merlots 06 B18, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	7,865	7,865
Series PT 3432, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	10,445	10,445
Virginia Port Auth. Commonwealth Port Rev. Participating VRDN:
Series DB 138, 3.71% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	7,215	7,215
Series PT 2662, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	3,065	3,065
Series PT 2671, 3.71% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	2,615	2,615
Virginia Port Auth. Port Facilities Rev. Participating VRDN:
Series EGL 06 0119, 3.73% (Liquidity Facility Citibank NA) (c)(f)(g)	9,390	9,390
Series EGL 06 0153, 3.73% (Liquidity Facility Citibank NA) (c)(f)(g)	5,940	5,940
Virginia State Hsg. Dev. Auth. Participating VRDN:
Series Merlots 06 B16, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	5,325	5,325
Series Merlots 06 C3, 3.61% (Liquidity Facility Bank of New York, New York) (c)(f)(g)	7,990	7,990
		291,495
Washington - 3.9%
Bellevue Gen. Oblig. Participating VRDN Series EGL 04 1011 Class A, 3.71% (Liquidity Facility Citibank NA) (c)(g)	6,050	6,050
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Participating VRDN Series PZ 183, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 17,380	$ 17,380
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series Merlots 00 R, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	24,955	24,955
Series Merlots 01 B1, 3.61% (Liquidity Facility Wachovia Bank NA) (c)(f)(g)	6,985	6,985
Series PA 1047, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	8,995	8,995
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev. Participating VRDN Series PT 3062, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,340	6,340
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1392, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	5,220	5,220
Series Putters 242, 3.72% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,575	1,575
Series Putters 256, 3.72% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,800	2,800
Everett Indl. Dev. Corp. Exempt Facilities Rev. 3.6%, VRDN (c)(f)	3,200	3,200
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Participating VRDN Series MT 69, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	5,025	5,025
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 3.72%, LOC Bank of America NA, VRDN (c)(f)	11,520	11,520
King County School District #408 Auburn Participating VRDN Series PT 3090, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,300	6,300
King County Swr. Rev. Participating VRDN Series PA 1179, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	8,480	8,480
Port of Seattle Facilities Rev. Participating VRDN Series I 11, 3.73% (Liquidity Facility Royal Bank of Canada) (c)(f)(g)	7,000	7,000
Port of Seattle Gen. Oblig.:
Series 2002 A2, 3.71% 3/8/07, LOC Bayerische Landesbank Girozentrale, CP	9,075	9,075
Series 2002 B2, 3.6% 3/8/07, LOC Bayerische Landesbank Girozentrale, CP (f)	4,550	4,550
Port of Seattle Passenger Facilities Charge Rev. Participating VRDN Series MT 110, 3.73% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	9,320	9,320
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev.:
Participating VRDN:
Series MS 1169X, 3.72% (Liquidity Facility Morgan Stanley) (c)(f)(g)	$ 10,283	$ 10,283
Series MT 268, 3.72% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(g)	7,850	7,850
Series PA 752, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,995	4,995
Series PT 3475, 3.73% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	6,950	6,950
Series PT 728, 3.73% (Liquidity Facility BNP Paribas SA) (c)(f)(g)	4,430	4,430
Series PT 850, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	4,320	4,320
Series ROC II R362, 3.72% (Liquidity Facility Citibank NA) (c)(f)(g)	8,850	8,850
Series 1997, 3.58%, LOC Fortis Banque SA, VRDN (c)(f)	104,860	104,860
Series B1:
3.6% 3/8/07, LOC Bank of America NA, CP (f)	10,000	10,000
3.6% 3/8/07, LOC Bank of America NA, CP (f)	10,000	10,000
3.57%, LOC Fortis Banque SA, VRDN (c)(f)	23,400	23,400
Port of Tacoma Gen. Oblig. Participating VRDN Series PA 1185, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	17,970	17,970
Port of Tacoma Rev. Participating VRDN Series MS 06 1323, 3.72% (Liquidity Facility Morgan Stanley) (c)(f)(g)	21,315	21,315
Seattle Drainage & Wastewtr. Rev. Participating VRDN:
Series PA 1175, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	8,490	8,490
Series PT 2241, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	6,570	6,570
Seattle Port Participating VRDN Series LB 06 P31U, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	7,055	7,055
Seattle Wtr. Sys. Rev. Participating VRDN Series SGA 90, 3.59% (Liquidity Facility Societe Generale) (c)(g)	15,815	15,815
Snohomish County School District #332 Granite Falls Participating VRDN Series PT 3083, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	7,230	7,230
U.S. Bancorp Piper Jaffray Fdg. Trust Participating VRDN Series FRRI 02 B, 3.7% (Liquidity Facility Bank of New York, New York) (c)(g)	2,709	2,709
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 3.77%, LOC Bank of America NA, VRDN (c)(f)	1,800	1,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Econ. Dev. Fin. Auth. Lease Participating VRDN Series PT 3282, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	$ 10,535	$ 10,535
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 3.71%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	3,500	3,500
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D:
3.72%, LOC JPMorgan Chase Bank, VRDN (c)(f)	8,000	8,000
3.72%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	9,000	9,000
Series E, 3.72%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
Washington Gen. Oblig.:
Bonds:
Series 2005 RA, 4% 1/1/08 (AMBAC Insured)	6,990	7,015
Series 2007 C, 5% 1/1/08	9,370	9,472
Participating VRDN:
Series EGL 00 4704, 3.71% (Liquidity Facility Citibank NA) (c)(g)	5,600	5,600
Series EGL 00 4705, 3.71% (Liquidity Facility Citibank NA) (c)(g)	16,300	16,300
Series Piper 05 B, 3.73% (Liquidity Facility Bank of New York, New York) (c)(g)	9,420	9,420
Series PT 2562, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	2,710	2,710
Series Putters 1399, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,560	2,560
Series Putters 1422, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,055	6,055
Series PZ 102, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	3,475	3,475
Washington Hsg. Fin. Commission Participating VRDN:
Series LB 04 8, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	3,700	3,700
Series LB 05 L17, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	6,455	6,455
Series MT 325, 3.76% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(g)	19,845	19,845
Series PA 1430A, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,300	6,300
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) 3.72%, LOC Fannie Mae, VRDN (c)(f)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Ballard Landmark Inn Proj.) Series A, 3.72%, LOC Fannie Mae, VRDN (c)(f)	$ 15,795	$ 15,795
(Cedar Ridge Retirement Proj.) Series 2005 A, 3.74%, LOC Wells Fargo Bank NA, VRDN (c)(f)	3,525	3,525
(Echo Lake Sr. Apartments Proj.) 3.72%, LOC Fannie Mae, VRDN (c)(f)	8,985	8,985
(Fairwinds Redmond Proj.) Series A, 3.75%, LOC Bank of America NA, VRDN (c)(f)	7,500	7,500
(Merrill Gardens at Queen Anne Proj.) Series A, 3.75%, LOC Bank of America NA, VRDN (c)(f)	8,680	8,680
(Merrill Gardens at Renton Centre Proj.) Series A, 3.75%, LOC Bank of America NA, VRDN (c)(f)	10,395	10,395
(Pinehurst Apts. Proj.) Series A, 3.75%, LOC Bank of America NA, VRDN (c)(f)	12,000	12,000
(Silver Creek Apts. Proj.) Series A, 3.72%, LOC Fannie Mae, VRDN (c)(f)	4,100	4,100
(Silver Creek Retirement Proj.) Series A, 3.71%, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,140	7,140
(Terrace Sr. Apartments Proj.) Series A, 3.72%, LOC Fannie Mae, VRDN (c)(f)	8,520	8,520
(The Lodge at Eagle Ridge Proj.) Series A, 3.75%, LOC Bank of America NA, VRDN (c)(f)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 3.72%, LOC Fannie Mae, VRDN (c)(f)	10,500	10,500
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 3.72%, LOC Fannie Mae, VRDN (c)(f)	8,225	8,225
(Vintage Mount Vernon Proj.) Series A, 3.72%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Washington State Univ. Revs Participating VRDN Series ROC II R 595PB, 3.7% (Liquidity Facility Deutsche Postbank AG) (c)(g)	8,100	8,100
		705,054
West Virginia - 0.3%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co. Proj.) Series 1986, 3.76% tender 4/5/07, CP mode (f)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.73%, LOC Wachovia Bank NA, VRDN (c)(f)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 3.57%, LOC Deutsche Bank AG, VRDN (c)(f)	16,500	16,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.): - continued
Series 1990 B, 3.59%, LOC Deutsche Bank AG, VRDN (c)(f)	$ 7,760	$ 7,760
Series 1990 D, 3.59%, LOC Deutsche Bank AG, VRDN (c)(f)	11,900	11,900
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.) Series 1999, 3.95%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	3,855	3,855
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.73%, LOC Wachovia Bank NA, VRDN (c)(f)	6,580	6,580
		62,415
Wisconsin - 1.7%
Milwaukee County Arpt. Rev. Participating VRDN Series PT 3726, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	2,620	2,620
Milwaukee County Gen. Oblig. RAN 4.5% 8/30/07	35,150	35,307
Northland Pines School District Participating VRDN Series PT 2257, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	10,575	10,575
Platteville Indl. Dev. Rev. (Woodward Communications Proj.) 3.81%, LOC Bmo Cap. Markets Corp., VRDN (c)(f)	2,400	2,400
Pleasant Prairie Gen. Oblig. 3.72% (XL Cap. Assurance, Inc. Insured), VRDN (c)	9,800	9,800
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 3.81%, LOC Harris NA, VRDN (c)(f)	2,700	2,700
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 4%, LOC Harris NA, VRDN (c)(f)	945	945
Raymond Indl. Dev. Rev. (Richard S. Werner, Inc. Proj.) Series 1996, 4%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,000	1,000
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 3.79%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,325	1,325
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 3.6%, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,620	1,620
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 4%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,275	1,275
Wilmot Union High School District Participating VRDN Series PT 2258, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	9,565	9,565
Wisconsin Gen. Oblig. Participating VRDN Series EGL 94 4904 Class A, 3.73% (Liquidity Facility Citibank NA) (c)(f)(g)	1,250	1,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds:
Series MT 318, 3.63%, tender 3/15/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(g)(h)	$ 47,600	$ 47,600
Series PT 761, 3.92%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB) (c)(g)(h)	15,200	15,200
Participating VRDN Series PA 970, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(g)	3,000	3,000
Wisconsin Hsg. & Econ. Dev. Auth. Participating VRDN:
Series LB 07 K13, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	7,580	7,580
Series LB 07 K15, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(g)	7,500	7,500
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN:
Series PA 1331, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	8,500	8,500
Series PT 3456, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	12,085	12,085
Series ROC II R397, 3.72% (Liquidity Facility Citibank NA) (c)(f)(g)	2,360	2,360
Series 2002 I, 3.57% (FSA Insured), VRDN (c)(f)	14,000	14,000
Series 2003 B, 3.58% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	38,440	38,440
Series 2004 E, 3.58% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	33,530	33,530
Series C, 3.58% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	12,000	12,000
Series E, 3.58% (Liquidity Facility Fed. Home Ln. Bank - Chicago), VRDN (c)(f)	10,890	10,890
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev.:
Series 2002 A, 3.58% (MBIA Insured), VRDN (c)(f)	6,990	6,990
Series 2002 B, 3.58% (MBIA Insured), VRDN (c)(f)	2,960	2,960
		303,017
Wyoming - 0.0%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN Series PA 1424R, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	6,530	6,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Other - 3.7%
Fidelity Municipal Cash Central Fund, 3.73% (d)(e)	$ 675,042	$ 675,042
TOTAL INVESTMENT PORTFOLIO - 94.5% (Cost $17,234,909)		17,234,909
NET OTHER ASSETS - 5.5%		1,000,308
NET ASSETS - 100%		$ 18,235,217
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,400,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $96,790,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Louisiana Gen. Oblig. Bonds Series MT 158, 3.63%, tender 3/15/07 (Liquidity Facility BNP Paribas SA)	12/18/06	$ 20,920
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 3.94%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB)	12/15/06	$ 13,070
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series MT 318, 3.63%, tender 3/15/07 (Liquidity Facility Landesbank Hessen-Thuringen)	12/15/06	$ 47,600
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series PT 761, 3.92%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB)	1/4/07	$ 15,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 12,360
Income Tax Information
At August 31, 2006, the fund had a capital loss carryforward of approximately $588,000 all of which will expire on August 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $16,559,867)	$ 16,559,867
Fidelity Central Funds (cost $675,042)	675,042
Total Investments (cost $17,234,909)		$ 17,234,909
Cash		791,184
Receivable for investments sold		373,948
Receivable for fund shares sold		373,851
Interest receivable		108,373
Distributions receivable from Fidelity Central Funds		1,901
Prepaid expenses		71
Other receivables		3,503
Total assets		18,887,740

Liabilities
Payable for investments purchased Regular delivery	$ 341,192
Delayed delivery	15,500
Payable for fund shares redeemed	286,214
Distributions payable	544
Accrued management fee	4,031
Other affiliated payables	4,864
Other payables and accrued expenses	178
Total liabilities		652,523

Net Assets		$ 18,235,217
Net Assets consist of:
Paid in capital		$ 18,235,600
Undistributed net investment income		182
Accumulated undistributed net realized gain (loss) on investments		(565)
Net Assets, for 18,232,884 shares outstanding		$ 18,235,217
Net Asset Value, offering price and redemption price per share ($18,235,217 ÷ 18,232,884 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)

Investment Income
Interest		$ 295,464
Income from Fidelity Central Funds		12,360
Total income		307,824

Expenses
Management fee	$ 23,599
Transfer agent fees	13,670
Accounting fees and expenses	551
Custodian fees and expenses	130
Independent trustees' compensation	29
Registration fees	359
Audit	53
Legal	25
Miscellaneous	(27)
Total expenses before reductions	38,389
Expense reductions	(11,307)	27,082
Net investment income		280,742
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		208
Net increase in net assets resulting from operations		$ 280,950

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 280,742	$ 473,828
Net realized gain (loss)	208	(161)
Net increase in net assets resulting from operations	280,950	473,667
Distributions to shareholders from net investment income	(280,385)	(474,195)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	35,503,699	64,608,312
Reinvestment of distributions	276,573	467,575
Cost of shares redeemed	(34,567,920)	(64,550,629)
Net increase (decrease) in net assets and shares resulting from share transactions	1,212,352	525,258
Total increase (decrease) in net assets	1,212,917	524,730

Net Assets
Beginning of period	17,022,300	16,497,570
End of period (including undistributed net investment income of $182 and distributions in excess of net investment income of $175, respectively)	$ 18,235,217	$ 17,022,300

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2007	Years ended August 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.028	.016	.007	.009	.014
Distributions from net investment income	(.016)	(.028)	(.016)	(.007)	(.009)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.61%	2.85%	1.66%	.67%	.88%	1.38%
Ratios to Average Net Assets D, E
Expenses before reductions	.44% A	.44%	.45%	.44%	.44%	.43%
Expenses net of fee waivers, if any	.44% A	.44%	.45%	.44%	.44%	.43%
Expenses net of all reductions	.31% A	.33%	.38%	.43%	.42%	.39%
Net investment income	3.22% A	2.81%	1.65%	.67%	.87%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$ 18,235	$ 17,022	$ 16,498	$ 15,636	$ 13,957	$ 11,728

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 17,234,909

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .27% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $130 and $11,177, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Proposed Reorganization.

On March 15, 2007, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization between the Fund and Fidelity Florida Municipal Money Market Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity Florida Municipal Money Market Fund in exchange solely for the number of equivalent shares of the Fund having the same aggregate net asset value as the outstanding shares of Fidelity Florida Municipal Money Market Fund on the day the reorganization is effective. A Shareholder meeting is expected to be held on September 19, 2007 to vote on the reorganization. If approved by the shareholders of Fidelity Florida Municipal Money Market Fund, the reorganization is expected to become effective on or about October 26, 2007. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MMM-USAN-0407
1.790940.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

AMT Tax-Free Money

Fund

Semiannual Report

February 28, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2006 to February 28, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2006	Ending Account Value February 28, 2007	Expenses Paid During Period* September 1, 2006 to February 28, 2007
Actual	$ 1,000.00	$ 1,016.50	$ 1.65
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.16	$ 1.66

* Expenses are equal to the Fund's annualized expense ratio of .33%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/07	% of fund's investments 8/31/06	% of fund's investments 2/28/06
0 - 30	92.4	94.4	86.3
31 - 90	1.1	0.8	6.5
91 - 180	2.9	2.1	2.1
181 - 397	3.6	2.7	5.1
Weighted Average Maturity
	2/28/07	8/31/06	2/28/06
Fidelity AMT Tax-Free Money Fund	20 Days	16 Days	25 Days
All Tax-Free Money Market Funds Average *	22 Days	25 Days	24 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2007	As of August 31, 2006
Variable Rate Demand Notes (VRDNs) 82.7%	Variable Rate Demand Notes (VRDNs) 85.6%
Commercial Paper (including CP Mode) 3.9%	Commercial Paper (including CP Mode) 5.7%
Tender Bonds 1.6%	Tender Bonds 0.5%
Municipal Notes 5.1%	Municipal Notes 3.1%
Fidelity Tax-Free Cash Central Fund 2.6%	Fidelity Tax-Free Cash Central Fund 2.7%
Other Investments 0.9%	Other Investments 0.9%
Net Other Assets 3.2%	Net Other Assets 1.5%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.8%
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 3.68%, LOC Regions Bank of Alabama, VRDN (b)	$ 788	$ 788
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.) Series 1999 B, 3.69%, LOC Regions Bank of Alabama, VRDN (b)	2,625	2,625
Huntsville Health Care Auth. Rev. Series 1998, 3.68%, LOC Regions Bank of Alabama, VRDN (b)	5,290	5,290
Jefferson County Swr. Rev. Series 2002 C6, 3.69% (XL Cap. Assurance, Inc. Insured), VRDN (b)	9,600	9,600
Univ. of Alabama - Birmingham Participating VRDN Series PA 1413, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,080	8,081
		26,384
Alaska - 0.6%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 3.75% (Liquidity Facility Bank of America NA) (b)(d)	6,750	6,750
Series PZ 126, 3.72% (Liquidity Facility Wells Fargo & Co.) (b)(d)	6,195	6,195
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Participating VRDN Series MT 279, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,500	5,500
		18,445
Arizona - 2.4%
Arizona Salt River Proj. Agric. Impt. & Pwr. District Rev. Participating VRDN Series EGL 02 301 Class A, 3.71% (Liquidity Facility Citibank NA) (b)(d)	8,495	8,495
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series Putters 1298, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,110	13,110
Arizona School Facilities Board State School Impt. Rev. Participating VRDN Series MS 00 497, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	6,603	6,603
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.72% (Liquidity Facility BNP Paribas SA) (b)(d)	5,200	5,200
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series EGL 03 28 Class A, 3.71% (Liquidity Facility Citibank NA) (b)(d)	2,600	2,600
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 3.71% (Liquidity Facility Citibank NA) (b)(d)	7,900	7,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series GS 06 81T, 3.69% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	$ 7,440	$ 7,440
Series MS 04 1227, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	2,100	2,100
Series 1997 A, 3.72% 4/2/07, CP	1,575	1,575
Series 97A, 3.6% 3/13/07, CP	10,006	10,006
Scottsdale Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series ROC II R 578, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,800	4,800
Scottsdale Muni. Property Corp. Excise Tax Rev. Participating VRDN Series MS 06 1523, 3.69% (Liquidity Facility Rabobank Nederland Coop. Central) (b)(d)	9,580	9,580
		79,409
California - 0.1%
William S. Hart Union High School District Participating VRDN Series ROC II R 648 WFZ, 3.68% (Liquidity Facility Wells Fargo & Co.) (b)(d)	2,830	2,830
Colorado - 3.0%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 3.95%, LOC JPMorgan Chase Bank, VRDN (b)	1,345	1,345
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District Participating VRDN Series PT 2174, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,660	4,660
Colorado Dept. of Trans. Rev. Participating VRDN Series PT 1955, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,615	10,615
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	2,625	2,625
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 3.67%, LOC JPMorgan Chase Bank, VRDN (b)	4,400	4,400
(Catholic Health Initiatives Proj.):
Series B2, 3.52% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	10,000	10,000
Series B6, 3.52% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	25,000	25,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,355	4,355
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev. Participating VRDN: - continued
Series MS 1064, 3.72% (Liquidity Facility Morgan Stanley) (b)(d)	$ 1,945	$ 1,945
Series PZ 112, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,645	6,645
Series PZ 46, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,930	2,930
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	6,320	6,320
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.7%, VRDN (b)	16,200	16,200
		97,040
Delaware - 0.2%
Delaware Trans. Auth. Trans. Sys. Rev. Participating VRDN Series PZ 143, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,350	6,350
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Participating VRDN Series Putters 214, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,995	4,995
District of Columbia Rev.:
Participating VRDN Series PZ 74, 3.72% (Liquidity Facility BNP Paribas SA) (b)(d)	6,120	6,120
(Defenders of Wildlife Proj.) 3.69%, LOC Bank of America NA, VRDN (b)	2,400	2,400
		13,515
Florida - 6.7%
Canaveral Port Auth. Rev. Participating VRDN Series ROC II R2025, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,705	7,705
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series MSDW 00 374, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	13,665	13,665
Series PT 3520, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,940	7,940
Series ROC RR II 6087, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,395	3,395
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series Putters 222, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,500	6,500
Series ROC II R4521, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,445	2,445
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Participating VRDN Series ROC II R482, 3.7% (Liquidity Facility Citibank NA) (b)(d)	$ 12,375	$ 12,375
Florida Dept. of Ed. Cmnty. College Participating VRDN Series PZ 182, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,430	3,430
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series Floaters 722, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	10,780	10,780
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series MS 06 1450, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Participating VRDN Series MS 00 317, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	1,100	1,100
Florida Gen. Oblig. Participating VRDN Series PZ 130, 3.72% (Liquidity Facility Wells Fargo & Co.) (b)(d)	3,140	3,140
Florida Gulf Coast Univ. Fing. Corp. Cap. Impt. Rev. 3.65%, LOC Wachovia Bank NA, VRDN (b)	2,940	2,940
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3.7% (Liquidity Facility Societe Generale) (b)(d)	1,920	1,920
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 3.68%, VRDN (b)	7,000	7,000
Hillsborough County Custodial Receipt Participating VRDN Series ROC II R 646 CE, 3.7% (Liquidity Facility Citibank NA) (b)(d)	2,810	2,810
Hillsborough County Indl. Dev. Participating VRDN:
Series PA 1410, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,000	13,000
Series ROC II R643, 3.7% (Liquidity Facility Citibank NA) (b)(d)	3,335	3,335
Lee Mem Health Sys. Hosp. Rev. Participating VRDN 3.7% (Liquidity Facility Citibank NA) (b)(d)	9,960	9,960
Miami-Dade County Cap. Asset Acquisition Participating VRDN Series TOC 05 Z12, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	3,685	3,685
Miami-Dade County Expressway Auth. Participating VRDN:
Series Putters 01 160, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,995	7,995
Series ROC II R 9027, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,365	10,365
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series PT 845, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County School Board Ctfs. of Prtn. Participating VRDN:
Series ROC II R 2182, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 7,525	$ 7,525
Series ROC II R7020, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,765	5,765
Orlando & Orange County Expressway Auth. Rev. Participating VRDN Series ROC II R 9011, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,495	4,495
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Emerald Bay Club Apts. Proj.) 3.68%, LOC Wachovia Bank NA, VRDN (b)	6,500	6,500
Panama City Beach Participating VRDN Series Solar 2006 129, 3.69% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,090	8,090
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Participating VRDN Series ROC II R 607PB, 3.7% (Liquidity Facility Deutsche Postbank AG) (b)(d)	3,940	3,940
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 S, 3.61% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	2,875	2,875
Saint Johns County Wtr. & Swr. Rev. Participating VRDN Series PZ 90, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,030	3,030
Sunshine State Govt. Fing. Commission Rev.:
Series 1, 3.62% 3/2/07 (CIFG North America Insured) (AMBAC Insured), CP	11,200	11,200
Series A, 3.6% 3/13/07 (AMBAC Insured) (FGIC Insured), CP	10,000	10,000
Univ. of North Florida Foundation, Inc. Rev. 3.65%, LOC Wachovia Bank NA, VRDN (b)	1,900	1,900
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Putters 970, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,175	4,175
West Palm Beach Util. Sys. Rev. Participating VRDN Series ROC II R 621PB, 3.7% (Liquidity Facility Deutsche Postbank AG) (b)(d)	4,400	4,400
		218,380
Georgia - 2.8%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series DB 186, 3.71% (Liquidity Facility Deutsche Bank AG) (b)(d)	12,280	12,280
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series MS 1273, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	$ 7,700	$ 7,700
Series Putters 513, 3.69% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	14,055	14,055
Cobb County Dev. Auth. Univ. Facilities Rev. Participating VRDN Series Putters 580, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,255	3,255
DeKalb County Wtr. & Swr. Rev. Participating VRDN Series GS 06 17, 3.69% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	8,500	8,500
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 3.69%, LOC SunTrust Banks, Inc., VRDN (b)	16,000	16,000
Fulton County Wtr. & Swr. Rev. Participating VRDN Series PZ 1474, 3.7% (Liquidity Facility Deutsche Postbank AG) (b)(d)	4,515	4,515
Georgia Gen. Oblig. Participating VRDN Series ROC RR II R 601, 3.7% (Liquidity Facility Citibank NA) (b)(d)	2,590	2,590
Georgia Road & Thruway Auth. Rev. Participating VRDN Series PT 2019, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995	4,995
Main Street Natural Gas, Inc. Participating VRDN Series PT 3885, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,400	5,400
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Proj.) First Series 1997, 3.76%, tender 6/1/07 (b)	10,530	10,533
		89,823
Hawaii - 0.3%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series GS 06 4G, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	8,000	8,000
Illinois - 11.8%
Chicago Board of Ed. Participating VRDN:
Series AAB 03 16, 3.68% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	9,995	9,995
Series LB 07 P1, 3.57% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	15,275	15,275
Series Putters 199, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,610	10,610
Series SGA 98, 3.59% (Liquidity Facility Societe Generale) (b)(d)	7,820	7,820
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig. Participating VRDN:
Series Merlots 00 A12, 3.56% (Liquidity Facility Bank of New York, New York) (b)(d)	$ 2,715	$ 2,715
Series TOC 05 Z10, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	3,023	3,023
Chicago Midway Arpt. Rev. Participating VRDN Series Putters 229, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,680	5,680
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series ROCS RR II R 605 PB, 3.7% (Liquidity Facility Deutsche Postbank AG) (b)(d)	5,110	5,110
Chicago O'Hare Intl. Arpt. Rev. Participating VRDN Series MSTC 7016 Class A, 3.69% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	15,500	15,500
Chicago Park District Participating VRDN Series Putters 521, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,655	5,655
Chicago Wastewtr. Transmission Rev. Participating VRDN:
Series MACN 06 O, 3.69% (Liquidity Facility Bank of America NA) (b)(d)	2,380	2,380
Series PT 2312, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,660	7,660
Series PZ 118, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,370	2,370
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.56% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,600	4,600
Series Merlots 97 V, 3.56% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,660	4,660
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 3.71% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	16,850	16,850
Series Putters 1269, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,670	2,670
Series Putters 1313, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,695	2,695
Illinois Dev. Fin. Auth. Retirement Participating VRDN:
Series ROC II R 2224Z, 3.72% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,095	6,095
3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,260	1,260
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 3.56% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,535	4,535
Illinois Fin. Auth. Rev.:
Participating VRDN Series ROC II R6015, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,955	4,955
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Central DuPage Hosp. Proj.) Series 2004 C, 3.66%, VRDN (b)	$ 24,700	$ 24,700
(Clare Oaks Proj.) Series C, 3.68%, LOC Banco Santander Central Hispano SA, VRDN (b)	11,300	11,300
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 00 1304, 3.71% (Liquidity Facility Citibank NA) (b)(d)	2,600	2,600
Series EGL 01 1307, 3.71% (Liquidity Facility Citibank NA) (b)(d)	10,675	10,675
Series Putters 133, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	19,380	19,380
Series Putters 660, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,495	1,495
RAN 4.25% 6/7/07	52,900	52,988
Illinois Health Facilities Auth. Rev. Participating VRDN:
Series PA 1217, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,375	6,375
Series PT 763, 3.72% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	20,195	20,195
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.73% (Liquidity Facility Bank of America NA) (b)(d)	7,045	7,045
Series BA 04 A, 3.69% (Liquidity Facility Bank of America NA) (b)(d)	3,335	3,335
Series GS 06 40TP, 3.69% (Liquidity Facility Wells Fargo & Co.) (b)(d)	4,785	4,785
Series MACN 06 Q, 3.69% (Liquidity Facility Bank of America NA) (b)(d)	2,600	2,600
Series MSTC 9044, 3.59% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,355	7,355
Series ROC II R 642, 3.7% (Liquidity Facility Citibank NA) (b)(d)	9,200	9,200
Illinois Sales Tax Rev. Participating VRDN Series ROC II R4516, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,455	4,455
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series Putters 1014, 3.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,985	2,985
Kane, Cook & DuPage Counties School District #46 Elgin Participating VRDN Series Putter 1469, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,600	6,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300 Carpentersville Participating VRDN Series EGL 00 1310, 3.71% (Liquidity Facility Citibank NA) (b)(d)	$ 14,850	$ 14,850
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,019	2,019
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series EGL 02 6001 Class A, 3.71% (Liquidity Facility Citibank NA) (b)(d)	5,400	5,400
Series EGL 2004 30, Class A, 3.71% (Liquidity Facility Citibank NA) (b)(d)	4,000	4,000
Series PZ 44, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,465	2,465
Schaumburg Village Gen. Oblig. Participating VRDN Series MS 06 1346, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	2,500	2,500
Will County Cmnty. Unit School District #365, Valley View Participating VRDN Series TOC 06 Z10, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	2,060	2,060
Will County Illinois Participating VRDN Series PT 2542, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,270	6,270
Will County School District #122 Participating VRDN Series PZ 48, 3.72% (Liquidity Facility BNP Paribas SA) (b)(d)	3,600	3,600
		383,345
Indiana - 2.7%
Aurora School Bldg. Corp. Participating VRDN Series Putters 642, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,370	5,370
Benton School Impt. Bldg. Corp. Participating VRDN Series Putters 903, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,285	7,285
Indiana Bond Bank RAN 4.25% 1/31/08, LOC Bank of New York, New York	6,000	6,032
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 3.59% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	13,350	13,350
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Participating VRDN 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,070	8,070
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 688, 3.7% (Liquidity Facility Citibank NA) (b)(d)	15,950	15,950
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health Facilities Fing. Auth. Hosp. Rev. Participating VRDN Series MACN 05 F, 3.69% (Liquidity Facility Bank of America NA) (b)(d)	$ 5,000	$ 5,000
Indianapolis Arpt. Auth. Rev. Participating VRDN Series SGA 31, 3.59% (Liquidity Facility Societe Generale) (b)(d)	7,435	7,435
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series TOC 06 Z7, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	4,165	4,165
IPS Multi-School Bldg. Corp. Participating VRDN Series PT 3895, 3.72% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,670	5,670
Saint Joseph County Health Care Facilities (South Bend Med. Foundation Prog.) Series 2000, 3.72%, LOC Nat'l. City Bank Cleveland, VRDN (b)	3,000	3,000
Sunman-Dearborn High School Bldg. Corp. Participating VRDN Series Putters 671, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,955	4,955
		86,282
Kansas - 0.1%
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series EGL 04 38, Class A, 3.71% (Liquidity Facility Citibank NA) (b)(d)	4,735	4,735
Kentucky - 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. (Highlands Reg'l. Med. Ctr. Proj.) Series 1998 A, 3.77%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,785	3,785
Louisville Participating VRDN Series ROC 651 CE, 3.7% (Liquidity Facility Citibank NA) (b)(d)	10,460	10,460
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 3.69% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,800	8,800
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.61% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	3,850	3,850
		26,895
Louisiana - 1.4%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 06 0148, 3.71% (Liquidity Facility Citibank NA) (b)(d)	9,900	9,900
Series ROC II R 660, 3.7% (Liquidity Facility Citibank NA) (b)(d)	8,265	8,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series Putters 1025Z, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 7,495	$ 7,495
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 91, 3.71% tender 3/6/07, CP mode	11,300	11,300
(Dow Chemical Co. Proj.) Series 1994 B, 3.73%, VRDN (b)	10,000	10,000
		46,960
Maine - 0.6%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series Piper 06 A, 3.7% (Liquidity Facility Bank of New York, New York) (b)(d)	6,535	6,535
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 3.69% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	7,095	7,095
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series PT 3285, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,750	3,750
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series ROC RR II R 9005, 3.7% (Liquidity Facility Deutsche Postbank AG) (b)(d)	3,225	3,225
		20,605
Maryland - 1.7%
Baltimore Convention Ctr. Hotel Rev. Participating VRDN Series Putters 1251, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,115	6,115
Baltimore County Gen. Oblig.:
Participating VRDN Series MT 353, 3.71% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	8,735	8,735
Series 1995, 3.62% 3/7/07, CP	13,150	13,150
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	460	460
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series A, 3.6% 3/13/07, CP	10,000	10,000
Series C, 3.58% 3/12/07 (Liquidity Facility SunTrust Banks, Inc.), CP	13,200	13,200
Ocean City Rev. (Harrison Inn 58 LP Proj.) 3.73%, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,135	3,135
		54,795
Massachusetts - 0.1%
Haverhill Gen. Oblig. BAN 4.5% 3/30/07	3,860	3,863
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - 3.9%
Detroit City School District Participating VRDN:
Series MACN 06 J, 3.69% (Liquidity Facility Bank of America NA) (b)(d)	$ 5,555	$ 5,555
Series Putters 388, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,475	3,475
Series ROC II R4004, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,675	10,675
Detroit Swr. Disp. Rev. Participating VRDN:
Series AAB 05 3, 3.69% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	14,420	14,420
Series Putters 1647T, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,590	5,590
Series Putters 3756, 3.7% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	6,500	6,500
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series MSTC 7012 Class A, 3.69% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	2,500	2,500
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 3.71% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	3,900	3,900
Hudsonville Pub. Schools Participating VRDN Series Putters 897, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,725	5,725
Michigan Bldg. Auth. Rev. Participating VRDN:
Series MSTC 2006 277 Class A, 3.68% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	6,200	6,200
Series PZ 119, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,000	3,000
Series ROC II R 717 PB, 3.7% (Liquidity Facility Deutsche Postbank AG) (b)(d)	11,965	11,965
Michigan Muni. Bond Auth. Rev.:
Bonds Series MT 287, 3.62%, tender 4/5/07 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	6,900	6,900
RAN Series B2, 4.5% 8/20/07, LOC Bank of Nova Scotia, New York Agcy.	11,900	11,950
Michigan Strategic Fund Ltd. Oblig. Rev. (Holland Home Oblig. Group Proj.) 3.69%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	8,940	8,940
Michigan Strategic Fund Rev. (Rest Haven Christian Services Proj.) Series A, 3.68%, LOC KBC Bank NV, VRDN (b)	3,110	3,110
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MS 00 282, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 3.7%, LOC KBC Bank NV, VRDN (b)	$ 4,400	$ 4,400
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Participating VRDN Series Merlots A96, 3.56% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,700	5,700
		125,505
Minnesota - 0.5%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 120, 3.73% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	1,500	1,500
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series GS 07 1G, 3.7% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	4,700	4,700
Series Merlots 00 ZZ, 3.56% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,795	3,795
Minnesota Gen. Oblig. Participating VRDN Series MS 01 719, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	7,300	7,300
		17,295
Mississippi - 1.0%
Mississippi Dev. Bank Spl. Oblig.:
Participating VRDN Series Putters 667, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,865	3,865
(Magnolia Reg'l. Health Ctr. Proj.) Series A, 3.7% (Radian Asset Assurance, Inc. Insured), VRDN (b)	7,000	7,000
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 02 6018 Class A, 3.71% (Liquidity Facility Citibank NA) (b)(d)	4,000	4,000
Series EGL 99 2401, 3.71% (Liquidity Facility Citibank NA) (b)(d)	3,600	3,600
Series Putters 138, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,935	7,935
Univ. of Mississippi Edl. Bldg. Corp. Rev. (Campus Impt. Proj.) Series 2000 A, 3.68% (MBIA Insured), VRDN (b)	6,900	6,900
		33,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.5%
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series ROC II R 788, 3.7% (Liquidity Facility Citibank NA) (b)(d)	$ 4,830	$ 4,830
Springfield Pub. Util. Rev. Participating VRDN Series ROC II R 7043, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,000	10,000
		14,830
Nebraska - 1.0%
Nebraska Pub. Pwr. District Rev. Participating VRDN Series EGL 04 14 Class A, 3.71% (Liquidity Facility Citibank NA) (b)(d)	3,200	3,200
Omaha Convention Hotel Corp. Participating VRDN Series PA 1078, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,995	4,995
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 3.71% (Liquidity Facility Citibank NA) (b)(d)	8,265	8,265
Omaha Pub. Pwr. District Participating VRDN Series Solar 06 25, 3.69% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	9,000	9,000
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series ROC II R 9031, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,935	7,935
		33,395
Nevada - 1.2%
Clark County Gen. Oblig. Participating VRDN:
Series AAB 01 25, 3.64% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)(e)	19,505	19,505
Series CRVS 06 5, 3.69% (Liquidity Facility BNP Paribas SA) (b)(d)	5,235	5,235
Series ROC II R1035, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,955	2,955
Clark County School District Participating VRDN Series PZ 165, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,865	8,865
Las Vegas Valley Wtr. District Participating VRDN Series Putters 1303, 3.7% (Liquidity Facility Deutsche Postbank AG) (b)(d)	3,490	3,490
		40,050
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.6%
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PZ 111, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 190	$ 190
Series PZ 116, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	17,850	17,850
		18,040
New Mexico - 0.5%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series BA 04B, 3.69% (Liquidity Facility Bank of America NA) (b)(d)	10,320	10,320
Santa Fe 3.7% (Radian Asset Assurance, Inc. Insured), VRDN (b)	6,250	6,250
		16,570
New York - 2.6%
Liberty Dev. Corp. Rev. Participating VRDN 3.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,200	7,200
New York City Gen. Oblig. Series I5, 3.6%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	35,745	35,745
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series EGL 04 27 Class A, 3.7% (Liquidity Facility Citibank NA) (b)(d)	8,485	8,485
Rockland County Gen. Oblig. BAN 4% 12/20/07	33,365	33,452
		84,882
Non State Specific - 0.1%
Multistate Puttable Floating Option Tax Receipts Participating VRDN Series PZP 017, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,120	3,120
North Carolina - 2.1%
Charlotte Ctfs. of Prtn. Participating VRDN Series ROC II R4056, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,065	6,065
Forsyth County Ctfs. of Prtn. Participating VRDN Series ROC II R7010, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,015	7,015
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 12 Class A, 3.71% (Liquidity Facility Citibank NA) (b)(d)	12,000	12,000
Series EGL 7050060 Class A, 3.71% (Liquidity Facility Citibank NA) (b)(d)	15,600	15,600
Series MS 06 1338, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN: - continued
Series MS 06 1512, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	$ 9,415	$ 9,415
Raleigh Comb Enterprise Systems Participating VRDN Series EGL 07 0010, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	4,950	4,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series MS 1287, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	7,810	7,810
		67,855
Ohio - 1.8%
American Muni. Pwr. 3.67%, LOC Keybank Nat'l. Assoc., VRDN (b)	3,500	3,500
Cuyahoga Falls Gen. Oblig. BAN 4% 12/13/07	4,700	4,715
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 3.73%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,355	5,355
Montgomery County Hosp. Rev. Participating VRDN Series MT 236, 3.7% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	9,340	9,340
Montgomery County Health Care & Multi-family Hsg. Facilities Rev. (Franciscan St. Leonard Proj.) 3.7%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	14,465	14,465
New Albany BAN 4.25% 12/13/07	2,856	2,871
Trumbull County Health Care Facilities Rev. (Shepherd of the Valley Retirement Howland Proj.) 3.63% (Radian Asset Assurance, Inc. Insured), VRDN (b)	11,830	11,830
Univ. of Cincinnati Gen. Receipts BAN Series D, 4.75% 7/6/07	5,000	5,016
		57,092
Oklahoma - 0.3%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.68% (AMBAC Insured), VRDN (b)	10,000	10,000
Oregon - 1.1%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series ROC II R7017, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,025	3,025
Oregon Homeowner Rev. Participating VRDN Series MT 229, 3.73% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	6,470	6,470
Portland Swr. Sys. Rev. Participating VRDN:
Series MS 00 386, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	10,800	10,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Portland Swr. Sys. Rev. Participating VRDN: - continued
Series PT 2435, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 4,165	$ 4,165
Umatilla County School District #8R Hermiston Participating VRDN Series Putters 259, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,945	5,945
Washington, Multnomah & Yamhill County School District #1J Participating VRDN Series Putters 171, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,410	5,410
		35,815
Pennsylvania - 4.2%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Putters 1281, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	16,405	16,405
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 3.7%, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,800	3,800
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 3.56% (Liquidity Facility Bank of New York, New York) (b)(d)	45,285	45,285
Harrisburg Auth. Wtr. Rev. Series A, 3.7% (FGIC Insured), VRDN (b)	11,200	11,200
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 3.56%, LOC Bank of New York, New York, VRDN (b)	4,600	4,600
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 1382, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,620	3,620
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series Merlots 05 D6, 3.56% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,370	4,370
Series MS 00 1412, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	3,735	3,735
(King's College Proj.) Series 2002 J3, 3.67%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,700	4,700
Pennsylvania Tpk. Commission Tpk. Rev. Series 2002 A1, 3.52% (Liquidity Facility WestLB AG), VRDN (b)	5,100	5,100
Philadelphia Gas Works Rev. Participating VRDN Series MS 06 1312, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	5,400	5,400
Philadelphia School Participating VRDN Series MS 7031, 3.69% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	5,300	5,300
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran Village Proj.) 3.7%, LOC Manufacturers & Traders Trust Co., VRDN (b)	5,300	5,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
State Pub. School Bldg. Auth. Participating VRDN Series MS 06 1552, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	$ 7,000	$ 7,000
Temple Univ. of the Commonwealth Sys. of Higher Ed. RAN 5% 4/26/07	12,150	12,174
		137,989
Rhode Island - 0.2%
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series LB 05 K7, 3.57% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	2,200	2,200
Rhode Island Health & Edl. Bldg. Corp. Rev. Participating VRDN Series PT 2253, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,730	3,730
		5,930
South Carolina - 3.0%
Chesterfield County School District Participating VRDN Series PT 02 1453, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,405	6,405
Greenville County School District Installment Purp. Rev. Participating VRDN:
Series MS 06 1365, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	2,605	2,605
Series PA 1367, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,000	10,000
Horry County School District Participating VRDN Series ROC II R 754 PB, 3.7% (Liquidity Facility Deutsche Postbank AG) (b)(d)	5,680	5,680
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.73%, VRDN (b)	3,700	3,700
Piedmont Muni. Pwr. Agcy. Elec. Rev. Participating VRDN Series MSTC 257, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,980	7,980
South Carolina Gen. Oblig. School Facilities Bonds Series A, 5% 1/1/08	12,815	12,971
South Carolina Pub. Svc. Auth. Rev. 3.6% 3/13/07, CP	9,545	9,545
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series PT 2305, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,795	7,795
Series PT 2306, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,280	10,280
Series PT 3862, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,495	10,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN: - continued
Series Putters 316, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 2,465	$ 2,465
Series Putters 590, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,635	2,635
York County Poll. Cont. Rev. Bonds (Duke Energy Co. Proj.) 3.8% tender 5/1/07, CP mode	5,700	5,700
		98,256
Tennessee - 2.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 3.52%, VRDN (b)	39,100	39,100
Knoxville Waste Wtr. Sys. Rev. Participating VRDN Series Putters 1292, 3.7% (Liquidity Facility Deutsche Postbank AG) (b)(d)	8,075	8,075
Memphis Elec. Sys. Rev. Bonds Series A, 5% 12/1/07 (FSA Insured)	7,500	7,580
Metropolitan Govt. Nashville & Davidson County District Energy Sys. Rev. Participating VRDN Series ROC II R2072, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,095	2,095
Shelby County Gen. Oblig. Participating VRDN Series EGL 01 4201, 3.71% (Liquidity Facility Citibank NA) (b)(d)	10,640	10,640
Shelby County Health Edl. & Hsg. Facilities Board Rev.:
(Saint Benedict Auburndale School Proj.) 3.67%, LOC Regions Bank of Alabama, VRDN (b)	4,900	4,900
(Saint Mary's Episcopal School Proj.) 3.67%, LOC First Tennessee Bank NA, Memphis, VRDN (b)	6,080	6,080
Sullivan County Health, Edl. & Hosp. Board Hosp. Rev. Participating VRDN Series LB 06 F6, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	3,300	3,300
		81,770
Texas - 19.3%
Arlington Spl. Oblig. Series B, 3.7% (MBIA Insured), VRDN (b)	18,400	18,400
Austin Cmnty. College District Rev. Participating VRDN Series ROC II R2190, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,810	5,810
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA 122, 3.59% (Liquidity Facility Societe Generale) (b)(d)	9,680	9,680
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 3.73% (Liquidity Facility Bank of America NA) (b)(d)	4,250	4,250
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series PZ 164, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,420	9,420
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN: - continued
Series ROC II R7014, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 6,325	$ 6,325
Birdville Independent School District Participating VRDN Series Putters 1703, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,400	1,400
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series Putters 605, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,160	7,160
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN:
Series Putters 411, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,560	2,560
Series Putters 517, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	11,250	11,250
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 3.73%, VRDN (b)	8,400	8,400
Comal Independent School District Participating VRDN Series Solar 06 36, 3.69% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	6,675	6,675
Corpus Christi Util. Sys. Rev. Participating VRDN Series PT 3674, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,770	5,770
Crowley Independent School District Participating VRDN Series PT 3041, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,280	12,280
Cypress-Fairbanks Independent School District:
Bonds Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,852
Participating VRDN:
Series EGL 00 4304, 3.71% (Liquidity Facility Citibank NA) (b)(d)	5,000	5,000
Series ROC II R4514, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,465	5,465
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series PT 1503, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,370	5,370
Denton County Lewisville Independent School District Participating VRDN Series Putters 701, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,960	3,960
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 3.59% (Liquidity Facility Societe Generale) (b)(d)	8,600	8,600
El Paso Gen. Oblig. Participating VRDN Series Putters 843, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,115	3,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Fort Bend County Gen. Oblig. Participating VRDN Series SGB 46, 3.7% (Liquidity Facility Societe Generale) (b)(d)	$ 4,500	$ 4,500
Fort Bend Independent School District Participating VRDN Series PZ 124, 3.72% (Liquidity Facility Wells Fargo & Co.) (b)(d)	10,020	10,020
Frisco Gen. Oblig. Participating VRDN Series PT 1932, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,470	9,470
Frisco Independent School District Participating VRDN Series Putters 476, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,000	1,000
Garland Independent School District Participating VRDN Series Putters 551, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,125	1,125
Goose Creek Consolidated Independent School District Participating VRDN Series PT 3426, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	19,910	19,910
Harris County Gen. Oblig. Participating VRDN:
Series EGL 06 0154, 3.71% (Liquidity Facility Citibank NA) (b)(d)	16,255	16,255
Series Putters 1111Z, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,470	6,470
Series Putters 586, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,600	7,600
Series ROC II R1029, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,455	3,455
Harris County-Houston Sports Auth. Spl. Rev. Participating VRDN Series PZ 65, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,015	8,015
Harris Toll Road Participating VRDN Series MSTC 280, 3.59% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,645	4,645
Hays Consolidated Independent School District Participating VRDN:
Series PT 2462, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,470	3,470
Series PT 2543, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,020	4,020
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 00 A25, 3.56% (Liquidity Facility Bank of New York, New York) (b)(d)	12,475	12,475
3.71% (Liquidity Facility Citibank NA) (b)(d)	13,200	13,200
Houston Gen. Oblig.:
Participating VRDN Series Putters 1151, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,295	6,295
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig.: - continued
Series D, 3.61% 3/13/07 (Liquidity Facility DEPFA BANK PLC), CP	$ 14,000	$ 14,000
Houston Independent School District Participating VRDN:
Series DB 169, 3.71% (Liquidity Facility Deutsche Bank AG) (b)(d)	3,355	3,355
Series PT 3161, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,015	8,015
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	1,400	1,400
Houston Util. Sys. Rev. Participating VRDN Series PT 2292, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,175	5,175
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series MS 00 495, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	6,805	6,805
Judson Independent School District Participating VRDN Series Putters 662, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,245	5,245
Klein Independent School District Participating VRDN:
Series PT 3371, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,225	3,225
Series PZ 180, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,740	2,740
Lower Colorado River Auth. Rev. Participating VRDN Series PA 590R, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,200	10,200
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,135	4,135
Mesquite Independent School District Participating VRDN Series PT 1386, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,465	8,465
Midlothian Independent School District Participating VRDN Series PT 2179, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,340	5,340
New Braunfels Gen. Oblig. Participating VRDN Series PT 2211, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,610	5,610
Northside Independent School District Participating VRDN Series PT 2329, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,570	4,570
Pflugerville Gen. Oblig. Participating VRDN Series Putters 594, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,900	2,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.7% (Liquidity Facility Societe Generale) (b)(d)	$ 3,500	$ 3,500
Roaring Fork Muni. Prods. LLC Participating VRDN Series RF 06 15, 3.72% (Liquidity Facility Bank of New York, New York) (b)(d)	7,365	7,365
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series Putters 777, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,245	6,245
Series ROC II R3011, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,240	7,240
3.56% (Liquidity Facility Bank of America NA), VRDN (b)	37,200	37,200
San Antonio Independent School District:
Bonds Series AAB 01 28, 3.7%, tender 3/7/07 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	3,900	3,900
Participating VRDN Series EGL 01 4311, 3.71% (Liquidity Facility Citibank NA) (b)(d)	4,800	4,800
Schertz-Cibolo-Universal City Independent School District Participating VRDN:
Series MSTC 01 156 Class A, 3.59% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	10,505	10,505
Series PT 1610, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,680	6,680
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN Series Merlots 00 A34, 3.56% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,870	3,870
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 06 126, Class A, 3.71% (Liquidity Facility Citibank NA) (b)(d)	14,400	14,400
Series MT 355, 3.71% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	9,730	9,730
Series PT 3026, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,145	4,145
Series Putters 1215, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,450	4,450
Series PZ 108, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,640	6,640
Series ROC II R378, 3.7% (Liquidity Facility Citibank NA) (b)(d)	7,680	7,680
TRAN 4.5% 8/31/07	25,000	25,114
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Tpk. Auth. Central Tpk. Sys. Rev. Participating VRDN:
Series MS 06 1408, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	$ 10,515	$ 10,515
Series Stars 06 155, 3.72% (Liquidity Facility BNP Paribas SA) (b)(d)	9,585	9,585
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series EGL 06 85 Class A, 3.71% (Liquidity Facility Citibank NA) (b)(d)	10,700	10,700
Series Putters 1324, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,510	4,510
Series Putters 1330, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,415	2,415
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 3.59% (Liquidity Facility Societe Generale) (b)(d)	10,470	10,470
Trinity River Auth. Rev. Participating VRDN Series Putters 1077 B, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,095	5,095
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 3.94%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB) (b)(d)(e)	1,915	1,915
United Independent School District Participating VRDN Series PT 3123, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,195	5,195
Univ. of Texas Univ. Revs. Series 2002A, 3.6% 3/30/07 (Liquidity Facility Univ. of Invt. Mgmt. Co.), CP	5,000	5,000
Victoria Gen. Oblig. Participating VRDN Series Putters 1041, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,975	5,975
Weslaco Health Facilities Dev. Corp. Rev. Participating VRDN Series LB 04 L31J, 3.57% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	14,525	14,525
Wylie Independent School District Participating VRDN Series ROC II R 3004, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,560	6,560
		629,771
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B, 3.52% (FGIC Insured), VRDN (b)	4,700	4,700
Vermont - 0.1%
Univ. of Vermont and State Agricultural College Participating VRDN Series MS 06 1357, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	3,390	3,390
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - 1.6%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.74% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	$ 2,800	$ 2,800
Henrico County Wtr. & Swr. Rev. Participating VRDN Series ROC II R 753 PB, 3.7% (Liquidity Facility Deutsche Postbank AG) (b)(d)	6,300	6,300
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co. Proj.):
Series 1987, 3.78% tender 3/5/07, CP mode	1,100	1,100
Series 84:
3.82% tender 3/7/07, CP mode	3,700	3,700
3.82% tender 3/8/07, CP mode	1,500	1,500
3.83% tender 4/2/07, CP mode	4,000	4,000
3.85% tender 3/26/07, CP mode	4,000	4,000
3.87% tender 3/30/07, CP mode	1,000	1,000
Newport News Gen. Oblig. BAN 4.5% 4/11/07	5,000	5,005
Tobacco Settlement Fing. Corp. Participating VRDN Series PA 1341, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,400	6,400
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	9,700	9,700
Series PZ 161, 3.72% (Liquidity Facility Wells Fargo & Co.) (b)(d)	4,125	4,125
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series EGL 99 4601, 3.71% (Liquidity Facility Citibank NA) (b)(d)	3,000	3,000
		52,630
Washington - 6.6%
Clark County School District #37, Vancouver Participating VRDN Series PZ 55, 3.72% (Liquidity Facility BNP Paribas SA) (b)(d)	5,025	5,025
Energy Northwest Elec. Rev. Participating VRDN:
Series EGL 06 65 Class A, 3.71% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	11,300	11,300
Series PT 615, 3.72% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	16,255	16,255
Series PT 778, 3.72% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	2,000	2,000
Series PT 982, 3.72% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	6,380	6,380
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev. Participating VRDN: - continued
Series Putters 248, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 3,785	$ 3,785
Goat Hill Properties Lease Rev. Participating VRDN Series ROC II R2173, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,660	2,660
King County Gen. Oblig. Participating VRDN Series PT 2248, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,545	5,545
King County Pub. Hosp. District #2 Participating VRDN Series ROC RR II R 6036, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,960	3,960
King County School District #145 Kent Participating VRDN Series PT 2449, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,510	4,510
King County School District #401 Highline Pub. Schools Participating VRDN:
Series Putters 526, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,955	1,955
Series ROC II R4561, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,235	5,235
King County Swr. Rev. Participating VRDN:
Series Putters 1612, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,900	7,900
3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,545	5,545
Pierce County School District #3 Puyallup Participating VRDN Series Putters 415, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,225	4,225
Port of Seattle Rev. Participating VRDN Series ROC II R7015, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,970	3,970
Seattle Drainage & Wastewtr. Rev. Participating VRDN Series PT 1605, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,800	6,800
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 3.59% (Liquidity Facility Societe Generale) (b)(d)	5,000	5,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series PT 2476, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,200	5,200
Series ROC II R2055, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,580	6,580
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,940	4,940
Skagit County Pub. Hosp. District #1 Participating VRDN Series PT 2294, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,725	7,725
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN:
Series EGL 98 4703, 3.71% (Liquidity Facility Citibank NA) (b)(d)	$ 9,900	$ 9,900
Series MACN 04 D, 3.73% (Liquidity Facility Bank of America NA) (b)(d)	5,715	5,715
Series PT 1937, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,720	12,720
Series PT 2561. 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,220	5,220
Series PT 3293, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,500	2,500
Series Putters 1312, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,490	4,490
Series Putters 1359, 3.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,380	1,380
Series Putters 1360, 3.71% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,800	1,800
Series Putters 438Z, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,300	3,300
Series Putters 748, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,370	3,370
Series PZ 106, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	17,860	17,860
Series ROC RR 2056, 3.7% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,090	5,090
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 3.57% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	4,900	4,900
Washington Hsg. Fin. Commission Nonprofit Rev.:
(Eastside Catholic School Proj.) Series B, 3.69%, LOC Keybank Nat'l. Assoc., VRDN (b)	9,000	9,000
(United Way King County Proj.) 3.72%, LOC Bank of America NA, VRDN (b)	2,080	2,080
		215,820
West Virginia - 0.6%
West Virginia Gen. Oblig. Participating VRDN Series Putters 1083, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,290	3,290
West Virginia High Edl. Participating VRDN Series LB 06 P96, 3.57% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	15,795	15,795
		19,085
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 2.3%
Badger Tobacco Asset Securitization Corp. Participating VRDN Series PA 1361, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 3,115	$ 3,115
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 3.56% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,830	5,830
Wind Point (Johnson Foundation, Inc. Proj.) Series 2000, 3.71%, LOC U.S. Bank NA, Minnesota, VRDN (b)	8,005	8,005
Wisconsin Gen. Oblig. Participating VRDN:
Series PT 1231, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,540	15,540
Series Putters 1321, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,145	4,145
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds:
Series MT 318, 3.63%, tender 3/15/07 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)(e)	8,885	8,885
Series PT 761, 3.92%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB) (b)(d)(e)	2,800	2,800
Participating VRDN:
Series PA 970, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,995	2,995
Series PT 917, 3.72% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	17,120	17,120
3.68%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	5,995	5,995
		74,430
Other - 2.6%
Fidelity Tax-Free Cash Central Fund, 3.67% (a)(c)	83,246	83,246
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $3,152,422)		3,152,422
NET OTHER ASSETS - 3.2%		104,110
NET ASSETS - 100%		$ 3,256,532
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $40,005,000 or 1.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Clark County Gen. Oblig. Participating VRDN Series AAB 01 25, 3.64% (Liquidity Facility ABN-AMRO Bank NV)	10/19/01	$ 19,505
Security	Acquisition Date	Cost (000s)
Michigan Muni. Bond Auth. Rev. Bonds Series MT 287, 3.62%, tender 4/5/07 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/9/07	$ 6,900
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 3.94%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB)	12/15/06	$ 1,915
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series MT 318, 3.63%, tender 3/15/07 (Liquidity Facility Landesbank Hessen-Thuringen)	12/15/06	$ 8,885
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series PT 761, 3.92%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB)	1/4/07	$ 2,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 1,519
Income Tax Information
At August 31, 2006, the fund had a capital loss carryforward of approximately $240,000 all of which will expire on August 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,069,176)	$ 3,069,176
Fidelity Central Funds (cost $83,246)	83,246
Total Investments (cost $3,152,422)		$ 3,152,422
Cash		85,077
Receivable for investments sold		27,177
Receivable for fund shares sold		7,831
Interest receivable		22,934
Distributions receivable from Fidelity Central Funds		231
Receivable from investment adviser for expense reductions		339
Other receivables		491
Total assets		3,296,502

Liabilities
Payable for investments purchased	$ 25,922
Payable for fund shares redeemed	11,759
Distributions payable	1,131
Accrued management fee	1,155
Other affiliated payables	3
Total liabilities		39,970

Net Assets		$ 3,256,532
Net Assets consist of:
Paid in capital		$ 3,256,142
Undistributed net investment income		81
Accumulated undistributed net realized gain (loss) on investments		309
Net Assets, for 3,255,376 shares outstanding		$ 3,256,532
Net Asset Value, offering price and redemption price per share ($3,256,532 ÷ 3,255,376 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)

Investment Income
Interest		$ 55,887
Income from Fidelity Central Funds		1,519
Total income		57,406

Expenses
Management fee	$ 7,048
Independent trustees' compensation	5
Total expenses before reductions	7,053
Expense reductions	(3,230)	3,823
Net investment income		53,583
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		549
Net increase in net assets resulting from operations		$ 54,132

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 53,583	$ 96,526
Net realized gain (loss)	549	35
Net increase in net assets resulting from operations	54,132	96,561
Distributions to shareholders from net investment income	(53,578)	(96,523)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,341,567	3,328,691
Reinvestment of distributions	46,240	86,630
Cost of shares redeemed	(1,464,497)	(3,886,030)
Net increase (decrease) in net assets and shares resulting from share transactions	(76,690)	(470,709)
Total increase (decrease) in net assets	(76,136)	(470,671)

Net Assets
Beginning of period	3,332,668	3,803,339
End of period (including undistributed net investment income of $81 and undistributed net investment income of $76, respectively)	$ 3,256,532	$ 3,332,668

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2007	Years ended August 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.029	.018	.008	.010	.015
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.016	.029	.018	.008	.010	.015
Distributions from net investment income	(.016)	(.029)	(.018)	(.008)	(.010)	(.015)
Distributions from net realized gain	-	-	- F	- F	-	-
Total distributions	(.016)	(.029)	(.018)	(.008)	(.010)	(.015)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.65%	2.94%	1.79%	.79%	.98%	1.48%
Ratios to Average Net Assets D, E
Expenses before reductions	.43% A	.43%	.43%	.43%	.43%	.44%
Expenses net of fee waivers, if any	.33% A	.33%	.33%	.33%	.33%	.34%
Expenses net of all reductions	.24% A	.24%	.27%	.32%	.31%	.30%
Net investment income	3.29% A	2.88%	1.78%	.76%	.97%	1.45%
Supplemental Data
Net assets, end of period (in millions)	$ 3,257	$ 3,333	$ 3,803	$ 3,309	$ 3,038	$ 2,751

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity AMT Tax-Free Money Fund (the Fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 3,152,422

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

6. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .33% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,685.

Semiannual Report

6. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $1,545.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SMM-USAN-0407
1.790945.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Union Street Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 19, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 19, 2007